Registration No. 333-83183
 -------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 2 TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A.  Cova  Variable  Life  Account  Five
    (Exact  Name  of  Trust)

B.  Cova  Financial Life  Insurance  Company
    (Name  of  Depositor)

C.  4100 Newport Place Drive, Suite 840
    Newport Beach, CA 92600
    (Complete address of depositor's  principal  executive  offices)

D.  Name and complete address of agent for service:
    Mark E. Reynolds,  President
    Cova  Financial Life  Insurance  Company
    One  Tower  Lane,  Suite  3000
    Oakbrook  Terrace,  Illinois  60181-4644
    (800)  523-1661

    Copies  to:

    Judith A. Hasenauer                and Bernard J. Spaulding
    Blazzard, Grodd & Hasenauer, P.C.      Senior Vice President, General
    P.O. Box 5108                          Counsel and Secretary
    Westport, CT 06881                     Cova Financial Life Insurance
    (203) 226-7866                         Company
                                           One Tower Lane, Suite 3000
                                           Oakbrook Terrace, IL 60181-4644


It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     __X__  on  September 1, 2000  pursuant to paragraph  (b) of Rule 485
     _____  60 days after  filing  pursuant  to  paragraph  (a)(1)  of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


E.  Flexible Premium Variable Life Insurance Policy
    (Title and amount of  securities  being  registered)

F. Proposed maximum aggregate offering price to the public of the securities being registered:

    Continuous  offering

G.  Amount  of  Filing  Fee:  Not  Applicable


                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 Item   Caption in Prospectus
------------  ------------------------------
1             The Variable Insurance Policy

2             Other Information; The Company

3             Not Applicable

4             Other Information

5             The Separate Account

6(a)          Not Applicable

 (b)          Not Applicable

7             Not Applicable

8             Not Applicable

9             Legal Proceedings

10            Purchases

11            Investment Options; Appendix B

12            Investment Options; Appendix B

13            Expenses

14            Purchases

15            Purchases

16            Investment Options; Appendix B

17            Access to Your Money

18            Access to Your Money

19            Reports to Owners

20            Not Applicable

21            Access to Your Money

22            Not Applicable

23            Not Applicable

24            Ownership

25            The Company

26            Expenses

27            The Company

28            The Company

29            The Company

30            The Company

31            Not Applicable

32            Not Applicable

33            Not Applicable

34            Not Applicable

35            Cova; Other Information

36            Not Applicable

37            Not Applicable

38            Other Information

39            Other Information

40            Not Applicable

41            Not Applicable

42            Not Applicable

43            Not Applicable

44            Purchases

45            Other Information

46            Access to Your Money

47            Not Applicable

48            Not Applicable

49            Not Applicable

50            Not Applicable

51            Cova; Purchases

52            Investment Options; Appendix B

53            The Separate Account

54            Not Applicable

55            Not Applicable

56            Not Applicable

57            Not Applicable

58            Not Applicable

59            Financial Statements

---------------------------------------------------------------------

                                EXPLANATORY NOTE

This Registration Statement contains two versions (Version A and Version B) of the Prospectus. The only differences between the two versions are the underlying investment options and the Illustrations. Other versions of Version A may be created in the future. The distribution system for each version of the Prospectus is different. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

-------------------------------------------------------------------------

The Prospectuses (version A and version B) were filed in Post-Effective Amendment No. 1 to Form S-6 on May 1, 2000 and are incorporated herein by reference.
--------------------------------------------------------------------------


SUPPLEMENT TO VERSION A OF THE PROSPECTUS


COVA FINANCIAL LIFE INSURANCE COMPANY

COVA VARIABLE LIFE ACCOUNT FIVE

Supplement dated September 1, 2000


The following supplements certain information contained in your Cova Flexible Premium Variable Life Insurance Policy prospectus:

1. The MFS New Discovery Series of MFS Variable Insurance Trust is an available Investment Fund under your Policy. Massachusetts Financial Services Company is the investment adviser to the MFS New Discovery Series.

     Investment   Objective:   The  Series'  investment   objective  is  capital
appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies.

2. The following is added to the "Summary - Investment Fund Expenses" table under MFS Variable Insurance Trust:

                   Management Other Fund Expenses(a)  Total Annual (a)
                    Fees      (after expense           Fund Expenses
                                 reimbursement) (after expense reimbursement)
MFS New Discovery Series   .90%        .17%(b)                1.07% (b)


(a) The Series has an expense offset arrangement which reduces the series' custodian fee based on cash maintained by the Series with its custodian and dividend disbursing agent. The Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, net expenses would be lower and would equal 1.05%.

(b) MFS has contractually agreed, subject to reimbursement, to bear expenses for the Series such that the Series' "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed .15% of the average daily net assets of the Series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the Series. Absent the reimbursement, "Total Annual Portfolio Expenses" were 2.49%.


3.  The following changes are made to the "Executive Officers and Directors"
section in Part II of the prospectus:


        o Lorry E. Stensrud, William C. Mair, John W. Barber, Douglas E. Jacobs and Myron H. Sandberg are deleted.

        o   The following replaces the information for Mark E. Reynolds:

          President and Director of Cova, CFSLIC and FCLIC - June, 2000 to present; Executive Vice President and Director of Cova and CFSLIC - May, 1997 to June, 2000; Chief Financial Officer and Director of FCLIC
          - May, 1997 to present; Executive Vice President of CLMC - May, 1997 to present; Executive Vice President and Director of Advisory - December, 1996 to present; Executive Vice President and Director of Allocation - December, 1996 to present.

       o The following information is added:

          James A. Shepherdson III - Chairman of the Board and a Director of Cova and CFSLIC since June, 2000; Co-Chief Executive Officer, MetLife Security First Group - April, 2000 to present; Co-Chief Executive Officer, Equitable Distributors, Inc. - April, 1996 to April, 2000; Chief Operating Officer, McGuinness Companies and Chief Operating Officer, Endeavor Group - September, 1978 to March, 1996.

          Gregory P. Brakovich - Director of Cova and CFSLIC since June, 2000; Co-Chief Executive Officer, Security First Group, Inc. - April, 2000 to present; Co-Chief Executive Officer, Equitable

          Distributors Inc. - March, 1996 to April, 2000; Consultant/Managing Director, Bankers Trust Co. - June, 1992 to March, 1996.

       o The following supplements the information for Bernard J. Spaulding and Peter L. Witkewiz, respectively:

          Bernard J. Spaulding - Director of Cova, CFSLIC and FCLIC since June, 2000.

          Peter L.  Witkewiz - Director  of Cova,  CFSLIC and FCLIC  since June,
          2000.


4.  The following financial statements are added to the prospectus:

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
June 30, 2000
Unaudited


Assets:
  Investments:
    Cova Series Trust (Cova):
       Lord Abbett Growth and Income Portfolio         15,063 shares at a net asset value of   $22.879850 per share  $ 344,648
       Bond Debenture Portfolio                        14,283 shares at a net asset value of   $11.818836 per share    168,814
       Developing Growth Portfolio                         16 shares at a net asset value of   $12.436639 per share        195
       Large Cap Research Portfolio                     9,636 shares at a net asset value of   $12.981956 per share    125,097
       Mid-Cap Value Portfolio                          5,433 shares at a net asset value of   $13.030863 per share     70,796
       Quality Bond Portfolio                              20 shares at a net asset value of   $10.407309 per share        205
       Small Cap Stock Portfolio                        7,489 shares at a net asset value of   $16.700167 per share    125,066
       Large Cap Stock Portfolio                       28,726 shares at a net asset value of   $18.543961 per share    532,693
       Select Equity Portfolio                         14,728 shares at a net asset value of   $14.816764 per share    218,221
       International Equity Portfolio                  10,811 shares at a net asset value of   $14.530295 per share    157,080
    General American Capital Company (GACC):
       Money Market Fund                                   69 shares at a net asset value of   $20.873908 per share      1,441
    Russell Insurance Funds (Russell):
       Multi-Style Equity Fund                              6 shares at a net asset value of       $15.57 per share         98
       Aggressive Equity Fund                               7 shares at a net asset value of       $13.48 per share         99
       Non-US Fund                                          8 shares at a net asset value of       $13.11 per share        101
       Core Bond Fund                                      10 shares at a net asset value of        $9.85 per share        102
       Real Estate Securities Fund                         11 shares at a net asset value of        $9.73 per share        103
    AIM Variable Insurance Funds, Inc. (AIM):
       AIM V.I. Value Fund                              4,877 shares at a net asset value of       $33.41 per share    162,951
       AIM V.I. Capital Appreciation Fund               1,076 shares at a net asset value of       $38.51 per share     41,432
       AIM V.I. International Equity Fund                   7 shares at a net asset value of       $26.11 per share        194
    Alliance Variable Products Series Fund,
            Inc. (Alliance):
       Premier Growth Portfolio                             2 shares at a net asset value of       $39.60 per share         98
       Real Estate Investment Portfolio                    11 shares at a net asset value of        $9.84 per share        104
    Liberty Variable Investment Trust (Liberty):
       Newport Tiger Fund, Variable Series                 40 shares at a net asset value of        $2.61 per share        104
    Goldman Sachs Variable Insurance Trust
            (Goldman Sachs):
       Growth and Income Fund                               9 shares at a net asset value of       $10.97 per share        100
       International Equity Fund                            7 shares at a net asset value of       $14.24 per share        100
       Global Income Fund                                  10 shares at a net asset value of       $10.15 per share        101
    Kemper Variable Series (Kemper):
       Kemper Small Cap Growth Portfolio                   39 shares at a net asset value of    $2.639950 per share        103
       Kemper Small Cap Value Portfolio                    93 shares at a net asset value of    $1.058730 per share         99
       Kemper Government Securities Portfolio              91 shares at a net asset value of    $1.120430 per share        102
    MFS Variable Insurance Trust (MFS):
       MFS Research Series                                  4 shares at a net asset value of       $23.24 per share        101





       MFS Growth with Income Series                        5 shares at a net asset value of       $21.15 per share        100
       MFS Emerging Growth Series                           3 shares at a net asset value of       $35.05 per share         98
       MFS High Income Series                               9 shares at a net asset value of       $10.57 per share        100
       MFS Global Governments Series                       11 shares at a net asset value of        $9.68 per share        102
    Oppenheimer Variable Account Funds (Oppenheimer):
       Oppenheimer Capital Appreciation Fund                2 shares at a net asset value of       $51.14 per share         99
       Oppenheimer Main Street Growth & Income Fund         4 shares at a net asset value of       $23.35 per share         99
       Oppenheimer High Income Fund                        11 shares at a net asset value of        $9.57 per share        101
       Oppenheimer Bond Fund                                9 shares at a net asset value of       $10.81 per share        102
       Oppenheimer Strategic Bond Fund                     22 shares at a net asset value of        $4.65 per share        102

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
June 30, 2000
Unaudited


Assets, continued:
  Investments, continued:
     Putnam Variable Trust (Putnam)
        Putnam VT Growth and Income Fund                     4 shares at a net asset value of     $23.21 per share         $ 98
        Putnam VT New Value Fund                             9 shares at a net asset value of     $11.36 per share          101
        Putnam VT Vista Fund                                 4 shares at a net asset value of     $23.79 per share          102
        Putnam VT International Growth Fund                  5 shares at a net asset value of     $19.69 per share          102
        Putnam VT International New Opportunities Fund       5 shares at a net asset value of     $18.87 per share           92
     Franklin Templeton Variable Insurance Products
             Trust (Templeton)
        Templeton Global Income Securities Fund              9 shares at a net asset value of     $11.07 per share          101
        Franklin Small Cap Fund                            322 shares at a net asset value of     $26.52 per share        8,551
        Templeton Growth Securities Fund                 3,038 shares at a net asset value of     $13.26 per share       40,278
        Templeton International Securities Fund             11 shares at a net asset value of     $19.31 per share          215
        Templeton Developing Markets Securities Fund        15 shares at a net asset value of      $6.39 per share           99
        Mutual Shares Securities Fund                        8 shares at a net asset value of     $12.69 per share           99
        Franklin Large Cap Growth Securities Fund            6 shares at a net asset value of     $22.28 per share          138
                                                                                                                    ------------
          Total assets                                                                                              $ 2,001,227
                                                                                                                    ============




Net Assets:
    Accumulation units:
       Cova Lord Abbett Growth and Income        28,293  accumulation units at        $12.178101 per unit         344,648





       Cova Bond Debenture                       15,672  accumulation units at        $10.765079 per unit         168,814
       Cova Developing Growth                         9  accumulation units at        $11.720493 per unit             195
       Cova Large Cap Research                    9,532  accumulation units at        $13.113251 per unit         125,097
       Cova Mid-Cap Value                         5,933  accumulation units at        $11.915384 per unit          70,796
       Cova Quality Bond                             10  accumulation units at        $10.935050 per unit             205
       Cova Small Cap Stock                       9,647  accumulation units at        $12.954078 per unit         125,066
       Cova Large Cap Stock                      38,110  accumulation units at        $13.975272 per unit         532,693
       Cova Select Equity                        17,487  accumulation units at        $12.473352 per unit         218,221
       Cova International Equity                 12,055  accumulation units at        $13.021727 per unit         157,080
       GACC Money Market                            118  accumulation units at        $11.351072 per unit           1,441
       Russell Multi-Style Equity                    10  accumulation units at         $9.839318 per unit              98
       Russell Aggressive Equity                     10  accumulation units at         $9.924708 per unit              99
       Russell Non-US                                10  accumulation units at        $10.044600 per unit             101
       Russell Core Bond                             10  accumulation units at        $10.187476 per unit             102
       Russell Real Estate Securities                10  accumulation units at        $10.276129 per unit             103
       AIM V.I. Value                            13,869  accumulation units at        $11.742562 per unit         162,951
       AIM V.I. Capital Appreciation              2,742  accumulation units at        $15.072152 per unit          41,432
       AIM V.I. International Equity                 10  accumulation units at         $9.699112 per unit             194
       Alliance Premier Growth                       10  accumulation units at         $9.805973 per unit              98
       Alliance Real Estate Investment               10  accumulation units at        $10.380389 per unit             104
       Liberty Newport Tiger Fund, Variable          10  accumulation units at        $10.430572 per unit             104
       Goldman Sachs Growth and Income               10  accumulation units at         $9.963734 per unit             100
       Goldman Sachs International Equity            10  accumulation units at         $9.990964 per unit             100
       Goldman Sachs Global Income                   10  accumulation units at        $10.110501 per unit             101


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
June 30, 2000
Unaudited

Net Assets, continued:
    Accumulation units, continued:
       Kemper Small Cap Growth                         10  accumulation units at     $10.313208 per unit                   $ 103
       Kemper Small Cap Value                          10  accumulation units at      $9.863794 per unit                      99
       Kemper Government Securities                    10  accumulation units at     $10.200453 per unit                     102
       MFS Research                                    10  accumulation units at     $10.042841 per unit                     101
       MFS Growth with Income                          10  accumulation units at     $10.009910 per unit                     100
       MFS Emerging Growth                             10  accumulation units at      $9.809074 per unit                      98
       MFS High Income                                 10  accumulation units at     $10.000426 per unit                     100
       MFS Global Governments                          10  accumulation units at     $10.223319 per unit                     102
       Oppenheimer Capital Appreciation                10  accumulation units at      $9.938508 per unit                      99
       Oppenheimer Main Street Growth & Income         10  accumulation units at      $9.935662 per unit                      99
       Oppenheimer High Income                         10  accumulation units at     $10.085815 per unit                     101
       Oppenheimer Bond                                10  accumulation units at     $10.179298 per unit                     102
       Oppenheimer Strategic Bond                      10  accumulation units at     $10.143666 per unit                     102





       Putnam VT Growth and Income                     10  accumulation units at      $9.784413 per unit                      98
       Putnam VT New Value                             10  accumulation units at     $10.088674 per unit                     101
       Putnam VT Vista                                 10  accumulation units at     $10.161851 per unit                     102
       Putnam VT International Growth                  10  accumulation units at     $10.187588 per unit                     102
       Putnam VT International New Opportunities       10  accumulation units at      $9.160794 per unit                      92
       Templeton Global Income Securities              10  accumulation units at     $10.078554 per unit                     101
       Franklin Small Cap                             572  accumulation units at     $14.756923 per unit                   8,551
       Templeton Growth Securities                  3,534  accumulation units at     $11.398217 per unit                  40,278
       Templeton International Securities              10  accumulation units at     $10.889422 per unit                     215
       Templeton Developing Markets Securities         10  accumulation units at      $9.852198 per unit                      99
       Templeton Mutual Shares Securities              10  accumulation units at      $9.866570 per unit                      99
       Franklin Large Cap Growth Securities            10  accumulation units at     $13.758849 per unit                     138
                                                                                                                -----------------
            Total net assets                                                                                         $ 2,001,227
                                                                                                                =================


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                                                       Cova
                                              ------------------------------------------------------------------------------------
                                               Lord Abbett
                                                Growth                                 Large                              Small
                                                  and         Bond      Developing      Cap        Mid-Cap     Quality     Cap
                                                Income      Debenture    Growth      Research       Value       Bond      Stock
                                              -----------  ----------  -----------  -----------  -----------  --------  ----------
Investment income:
   Dividends                                $      4,145      11,106            -          311          209        12           1

Expenses:
   Mortality and expense risk                          -           -            -            -            -         -           -
                                              -----------  ----------  -----------  -----------  -----------  --------  ----------
       Net investment income (loss)                4,145      11,106            -          311          209        12           1
                                              -----------  ----------  -----------  -----------  -----------  --------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                           69          40            -           59           14         -       3,319
   Realized gain distributions                     5,756           -           10       11,177          444         -       4,940





                                              -----------  ----------  -----------  -----------  -----------  --------  ----------
       Net realized gain (loss)                    5,825          40           10       11,236          458         -       8,259
                                              -----------  ----------  -----------  -----------  -----------  --------  ----------

Change in unrealized appreciation                 (9,315)     (8,722)         (28)     (17,226)      10,050        (7)     (5,881)
                                              -----------  ----------  -----------  -----------  -----------  --------  ----------

       Net increase (decrease) in net
         assets from operations             $        655       2,424          (18)      (5,679)      10,717         5       2,379
                                              ===========  ==========  ===========  ===========  ===========  ========  ==========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                           Cova                        GACC                    Russell
                                            --------------------------------------  -----------  ----------------------------------

                                               Large                                               Multi-
                                                Cap       Select     International     Money       Style      Aggressive
                                               Stock      Equity        Equity        Market       Equity      Equity      Non-US
                                            -----------  ---------  --------------  -----------  ----------  -----------  ---------
Investment income:
   Dividends                              $      3,286      1,074             667            -           -            -          -

Expenses:
   Mortality and expense risk                        -          -               -            -           -            -          -
                                            -----------  ---------  --------------  -----------  ----------  -----------  ---------
       Net investment income (loss)              3,286      1,074             667            -           -            -          -
                                            -----------  ---------  --------------  -----------  ----------  -----------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       (226)      (914)            122        6,755           -            -          -
   Realized gain distributions                  40,933     14,402           9,711            -           -            -          -
                                            -----------  ---------  --------------  -----------  ----------  -----------  ---------
       Net realized gain (loss)                 40,707     13,488           9,833        6,755           -            -          -
                                            -----------  ---------  --------------  -----------  ----------  -----------  ---------

Change in unrealized appreciation              (50,826)   (14,915)        (16,819)      (3,710)         (2)          (1)         1
                                            -----------  ---------  --------------  -----------  ----------  -----------  ---------

       Net increase (decrease) in net
         assets from operations           $     (6,833)      (353)         (6,319)       3,045          (2)          (1)         1





                                            ===========  =========  ==============  ===========  ==========  ===========  =========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                    Russell                            AIM                          Alliance
                                             ---------------------  ---------------------------------------  -----------------------

                                                          Real                     V.I.           V.I.                      Real
                                               Core      Estate       V.I.       Capital      International   Premier      Estate
                                               Bond     Securities   Value     Appreciation      Equity       Growth     Investment
                                             --------  -----------  --------  -------------- --------------  ---------  ------------
Investment income:
   Dividends                               $       -            -         -               -              -          -             -

Expenses:
   Mortality and expense risk                      -            -         -               -              -          -             -
                                             --------  -----------  --------  -------------- --------------  ---------  ------------
       Net investment income (loss)                -            -         -               -              -          -             -
                                             --------  -----------  --------  -------------- --------------  ---------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -            -        68              99              -          -             -
   Realized gain distributions                     -            -         -               -              -          5             4
                                             --------  -----------  --------  -------------- --------------  ---------  ------------
       Net realized gain (loss)                    -            -        68              99              -          5             4
                                             --------  -----------  --------  -------------- --------------  ---------  ------------

Change in unrealized appreciation                  2            3      (638)          2,665             (6)        (7)            -
                                             --------  -----------  --------  -------------- --------------  ---------  ------------

       Net increase (decrease) in net
         assets from operations            $       2            3      (570)          2,764             (6)        (2)            4
                                             ========  ===========  ========  ============== ==============  =========  ============

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited

                                              Liberty                Goldman Sachs                            Kemper
                                            -----------  ---------------------------------------  ----------------------------------
                                              Newport
                                               Tiger      Growth                                   Small      Small
                                               Fund         and      International     Global       Cap        Cap      Government
                                             Variable     Income        Equity         Income      Growth     Value     Securities
                                            -----------  ---------  ---------------  -----------  --------  ---------  -------------
Investment income:
   Dividends                              $          -          -                -            -         -          -              -

Expenses:
   Mortality and expense risk                        -          -                -            -         -          -              -
                                            -----------  ---------  ---------------  -----------  --------  ---------  -------------
       Net investment income (loss)                  -          -                -            -         -          -              -
                                            -----------  ---------  ---------------  -----------  --------  ---------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                          -          -                -            -         -          -              -
   Realized gain distributions                       -          -                -            -         -          -              -
                                            -----------  ---------  ---------------  -----------  --------  ---------  -------------
       Net realized gain (loss)                      -          -                -            -         -          -              -
                                            -----------  ---------  ---------------  -----------  --------  ---------  -------------

Change in unrealized appreciation                    4          -                -            1         3         (1)             2
                                            -----------  ---------  ---------------  -----------  --------  ---------  -------------

       Net increase (decrease) in net
         assets from operations           $          4          -                -            1         3         (1)             2
                                            ===========  =========  ===============  ===========  ========  =========  =============


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                                      MFS                                       Oppenheimer
                                           ------------------------------------------------------------  --------------------------
                                                                                                                        Main Street
                                                        Growth                                                            Growth





                                                          and      Emerging      High        Global         Capital          &
                                            Research    Income      Growth      Income    Governments     Appreciation    Income
                                           ----------  ---------  -----------  --------  --------------  -------------  -----------
Investment income:
   Dividends                             $         -          -            -         -               -              -            -

Expenses:
   Mortality and expense risk                      -          -            -         -               -              -            -
                                           ----------  ---------  -----------  --------  --------------  -------------  -----------
       Net investment income (loss)                -          -            -         -               -              -            -
                                           ----------  ---------  -----------  --------  --------------  -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -          -            -         -               -              -            -
   Realized gain distributions                     -          -            -         -               -              -            -
                                           ----------  ---------  -----------  --------  --------------  -------------  -----------
       Net realized gain (loss)                    -          -            -         -               -              -            -
                                           ----------  ---------  -----------  --------  --------------  -------------  -----------

Change in unrealized appreciation                  1          -           (2)        -               2             (1)          (1)
                                           ----------  ---------  -----------  --------  --------------  -------------  -----------

       Net increase (decrease) in net
         assets from operations          $         1          -           (2)        -               2             (1)          (1)
                                           ==========  =========  ===========  ========  ==============  =============  ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                           Oppenheimer                                 Putnam
                                         ----------------------------------- ---------------------------------------------------
                                                                                 VT
                                                                               Growth         VT                        VT
                                            High                  Strategic      and          New         VT       International
                                           Income       Bond        Bond       Income        Value       Vista        Growth
                                         -----------  ---------  ----------- -----------  -----------  ---------  --------------
Investment income:
   Dividends                           $          -          -            -           -            -          -               -

Expenses:
   Mortality and expense risk                     -          -            -           -            -          -               -





                                         -----------  ---------  ----------- -----------  -----------  ---------  --------------
       Net investment income (loss)               -          -            -           -            -          -               -
                                         -----------  ---------  ----------- -----------  -----------  ---------  --------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       -          -            -           -            -          -               -
   Realized gain distributions                    -          -            -           -            -          -               -
                                         -----------  ---------  ----------- -----------  -----------  ---------  --------------
       Net realized gain (loss)                   -          -            -           -            -          -               -
                                         -----------  ---------  ----------- -----------  -----------  ---------  --------------

Change in unrealized appreciation                 1          2            2          (2)           1          2               2
                                         -----------  ---------  ----------- -----------  -----------  ---------  --------------

       Net increase (decrease) in net
         assets from operations        $          1          2            2          (2)           1          2               2
                                         ===========  =========  =========== ===========  ===========  =========  ==============

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                Putnam                                        Templeton
                                            --------------- ------------------------------------------------------------------------
                                                  VT
                                             International    Global    Franklin                            Developing     Mutual
                                                  New         Income     Small     Growth     International   Markets      Shares
                                             Opportunities   Securities   Cap    Securities    Securities   Securities   Securities
                                            --------------- ----------  --------  ---------  -------------  -----------  -----------
Investment income:
   Dividends                              $              -          6        37        443              2            -            -

Expenses:
   Mortality and expense risk                            -          -         -          -              -            -            -
                                            --------------- ----------  --------  ---------  -------------  -----------  -----------
       Net investment income (loss)                      -          6        37        443              2            -            -
                                            --------------- ----------  --------  ---------  -------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                              -          -       (10)       (38)             -            -            -
   Realized gain distributions                           -          -        28      8,360             13            -            -
                                            --------------- ----------  --------  ---------  -------------  -----------  -----------





       Net realized gain (loss)                          -          -        18      8,322             13            -            -
                                            --------------- ----------  --------  ---------  -------------  -----------  -----------

Change in unrealized appreciation                       (8)        (5)   (1,286)    (5,721)            (8)          (1)          (1)
                                            --------------- ----------  --------  ---------  -------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $             (8)         1    (1,231)     3,044              7           (1)          (1)
                                            =============== ==========  ========  =========  =============  ===========  ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                          Templeton
                                                     -------------------
                                                          Franklin
                                                          Large Cap
                                                           Growth
                                                         Securities              Total
                                                     -------------------  -------------------
Investment income:
   Dividends                                       $                  1               21,300

Expenses:
   Mortality and expense risk                                         -                    -
                                                     -------------------  -------------------
       Net investment income (loss)                                   1               21,300
                                                     -------------------  -------------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                                           -                9,357
   Realized gain distributions                                        7               95,790
                                                     -------------------  -------------------
       Net realized gain (loss)                                       7              105,147
                                                     -------------------  -------------------

Change in unrealized appreciation                                     7             (122,389)
                                                     -------------------  -------------------

       Net increase (decrease) in net
         assets from operations                    $                 15                4,058





                                                     ===================  ===================


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                                                                     Cova
                                            ---------------------------------------------------------------------------------------
                                             Lord Abbett
                                              Growth                                 Large                                 Small
                                               and         Bond       Developing      Cap       Mid-Cap      Quality        Cap
                                              Income     Debenture     Growth      Research      Value        Bond         Stock
                                            ----------  -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $     4,145       11,106            -          311         209           12            1
     Net realized gain (loss)                   5,825           40           10       11,236         458            -        8,259
     Change in unrealized appreciation         (9,315)      (8,722)         (28)     (17,226)     10,050           (7)      (5,881)
                                            ----------  -----------  -----------  -----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                               655        2,424          (18)      (5,679)     10,717            5        2,379
                                            ----------  -----------  -----------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                  100          100          100          100         100          100          100
   Cova redemptions                                 -            -            -            -           -            -            -
   Payments received from contract
     owners                                         -            -            -            -           -            -            -
   Transfers between sub-accounts, net        133,258       59,351            -       14,939           -            -       (7,279)
   Transfers for contract benefits,
     terminations and insurance charges        (3,610)      (1,757)           -       (1,376)       (766)           -       (1,508)
                                            ----------  -----------  -----------  -----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         129,748       57,694          100       13,663        (666)         100       (8,687)
                                            ----------  -----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                               130,403       60,118           82        7,984      10,051          105       (6,308)






Net assets at beginning of period             214,245      108,696          113      117,113      60,745          100      131,374
                                            ----------  -----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period               $   344,648      168,814          195      125,097      70,796          205      125,066
                                            ==========  ===========  ===========  ===========  ==========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                                           Cova                       GACC                     Russell
                                            -------------------------------------  -----------  ----------------------------------

                                              Large                                               Multi-
                                               Cap        Select    International    Money        Style      Aggressive
                                              Stock       Equity       Equity        Market       Equity       Equity      Non-US
                                            ----------  ----------  -------------  -----------  -----------  -----------  --------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $     3,286       1,074            667            -            -            -         -
     Net realized gain (loss)                  40,707      13,488          9,833        6,755            -            -         -
     Change in unrealized appreciation        (50,826)    (14,915)       (16,819)      (3,710)          (2)          (1)        1
                                            ----------  ----------  -------------  -----------  -----------  -----------  --------
       Net increase (decrease) from
         operations                            (6,833)       (353)        (6,319)       3,045           (2)          (1)        1
                                            ----------  ----------  -------------  -----------  -----------  -----------  --------

Contract transactions:
   Cova payments                                  100         100            100            -          100          100       100
   Cova redemptions                                 -           -              -            -            -            -         -
   Payments received from contract
     owners                                         -           -              -      263,402            -            -         -
   Transfers between sub-accounts, net         94,947      81,529         43,904     (580,983)           -            -         -
   Transfers for contract benefits,
     terminations and insurance charges        (5,938)     (2,264)        (1,745)      (1,580)           -            -         -
                                            ----------  ----------  -------------  -----------  -----------  -----------  --------
       Net increase (decrease) in net
         assets from contract
         transactions                          89,109      79,365         42,259     (319,161)         100          100       100
                                            ----------  ----------  -------------  -----------  -----------  -----------  --------

       Net increase (decrease) in net
         assets                                82,276      79,012         35,940     (316,116)          98           99       101

Net assets at beginning of period             450,417     139,209        121,140      317,557            -            -         -





                                            ----------  ----------  -------------  -----------  -----------  -----------  --------
Net assets at end of period               $   532,693     218,221        157,080        1,441           98           99       101
                                            ==========  ==========  =============  ===========  ===========  ===========  ========

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                                   Russell                       AIM                                Alliance
                                           ---------------------  ---------------------------------------  -------------------------

                                                        Real                     V.I.           V.I.                        Real
                                             Core      Estate       V.I.        Capital      International   Premier       Estate
                                             Bond     Securities    Value     Appreciation     Equity        Growth      Investment
                                           --------- -----------  ---------  -------------  -------------  -----------  ------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $        -           -          -              -              -            -             -
     Net realized gain (loss)                     -           -         68             99              -            5             4
     Change in unrealized appreciation            2           3       (638)         2,665             (6)          (7)            -
                                           --------- -----------  ---------  -------------  -------------  -----------  ------------
       Net increase (decrease) from
         operations                               2           3       (570)         2,764             (6)          (2)            4
                                           --------- -----------  ---------  -------------  -------------  -----------  ------------

Contract transactions:
   Cova payments                                100         100        100            100            200          100           100
   Cova redemptions                               -           -          -              -              -            -             -
   Payments received from contract
     owners                                       -           -          -              -              -            -             -
   Transfers between sub-accounts, net            -           -    101,401         11,823              -            -             -
   Transfers for contract benefits,
     terminations and insurance charges           -           -     (1,640)          (426)             -            -             -
                                           --------- -----------  ---------  -------------  -------------  -----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                           100         100     99,861         11,497            200          100           100
                                           --------- -----------  ---------  -------------  -------------  -----------  ------------

       Net increase (decrease) in net
         assets                                 102         103     99,291         14,261            194           98           104

Net assets at beginning of period                 -           -     63,660         27,171              -            -             -
                                           --------- -----------  ---------  -------------  -------------  -----------  ------------





Net assets at end of period              $      102         103    162,951         41,432            194           98           104
                                           ========= ===========  =========  =============  =============  ===========  ============



COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                             Liberty                  Goldman Sachs                        Kemper
                                           -----------  ------------------------------------  -----------------------------------
                                             Newport
                                              Tiger       Growth                                Small      Small
                                              Fund          and      International   Global      Cap        Cap      Government
                                            Variable      Income        Equity       Income     Growth     Value     Securities
                                           -----------  -----------  -------------  --------  ----------  --------  -------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $          -            -              -         -           -         -              -
     Net realized gain (loss)                       -            -              -         -           -         -              -
     Change in unrealized appreciation              4            -              -         1           3        (1)             2
                                           -----------  -----------  -------------  --------  ----------  --------  -------------
       Net increase (decrease) from
         operations                                 4            -              -         1           3        (1)             2
                                           -----------  -----------  -------------  --------  ----------  --------  -------------

Contract transactions:
   Cova payments                                  100          100            100       100         100       100            100
   Cova redemptions                                 -            -              -         -           -         -              -
   Payments received from contract
     owners                                         -            -              -         -           -         -              -
   Transfers between sub-accounts, net              -            -              -         -           -         -              -
   Transfers for contract benefits,
     terminations and insurance charges             -            -              -         -           -         -              -
                                           -----------  -----------  -------------  --------  ----------  --------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                             100          100            100       100         100       100            100
                                           -----------  -----------  -------------  --------  ----------  --------  -------------

       Net increase (decrease) in net
         assets                                   104          100            100       101         103        99            102

Net assets at beginning of period                   -            -              -         -           -         -              -





                                           -----------  -----------  -------------  --------  ----------  --------  -------------
Net assets at end of period              $        104          100            100       101         103        99            102
                                           ===========  ===========  =============  ========  ==========  ========  =============

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                                                       MFS                                      Oppenheimer
                                           ------------------------------------------------------------  -------------------------
                                                                                                                       Main Street
                                                        Growth                                                           Growth
                                                          and       Emerging      High       Global        Capital          &
                                            Research    Income       Growth      Income    Governments    Appreciation   Income
                                           ---------  -----------  -----------  --------  -------------  ------------  -----------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $        -            -            -         -              -             -            -
     Net realized gain (loss)                     -            -            -         -              -             -            -
     Change in unrealized appreciation            1            -           (2)        -              2            (1)          (1)
                                           ---------  -----------  -----------  --------  -------------  ------------  -----------
       Net increase (decrease) from
         operations                               1            -           (2)        -              2            (1)          (1)
                                           ---------  -----------  -----------  --------  -------------  ------------  -----------

Contract transactions:
   Cova payments                                100          100          100       100            100           100          100
   Cova redemptions                               -            -            -         -              -             -            -
   Payments received from contract
     owners                                       -            -            -         -              -             -            -
   Transfers between sub-accounts, net            -            -            -         -              -             -            -
   Transfers for contract benefits,
     terminations and insurance charges           -            -            -         -              -             -            -
                                           ---------  -----------  -----------  --------  -------------  ------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           100          100          100       100            100           100          100
                                           ---------  -----------  -----------  --------  -------------  ------------  -----------

       Net increase (decrease) in net
         assets                                 101          100           98       100            102            99           99

Net assets at beginning of period                 -            -            -         -              -             -            -
                                           ---------  -----------  -----------  --------  -------------  ------------  -----------





Net assets at end of period              $      101          100           98       100            102            99           99
                                           =========  ===========  ===========  ========  =============  ============  ===========

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                                       Oppenheimer                                 Putnam
                                            --------------------------------  ---------------------------------------------------
                                                                                  VT
                                                                                Growth         VT                        VT
                                               High                 Strategic     and          New          VT       International
                                              Income       Bond      Bond       Income        Value       Vista        Growth
                                            -----------  --------  ---------  -----------  -----------  ----------  -------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $          -         -          -            -            -           -              -
     Net realized gain (loss)                        -         -          -            -            -           -              -
     Change in unrealized appreciation               1         2          2           (2)           1           2              2
                                            -----------  --------  ---------  -----------  -----------  ----------  -------------
       Net increase (decrease) from
         operations                                  1         2          2           (2)           1           2              2
                                            -----------  --------  ---------  -----------  -----------  ----------  -------------

Contract transactions:
   Cova payments                                   100       100        100          100          100         100            100
   Cova redemptions                                  -         -          -            -            -           -              -
   Payments received from contract
     owners                                          -         -          -            -            -           -              -
   Transfers between sub-accounts, net               -         -          -            -            -           -              -
   Transfers for contract benefits,
     terminations and insurance charges              -         -          -            -            -           -              -
                                            -----------  --------  ---------  -----------  -----------  ----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                              100       100        100          100          100         100            100
                                            -----------  --------  ---------  -----------  -----------  ----------  -------------

       Net increase (decrease) in net
         assets                                    101       102        102           98          101         102            102

Net assets at beginning of period                    -         -          -            -            -           -              -
                                            -----------  --------  ---------  -----------  -----------  ----------  -------------
Net assets at end of period               $        101       102        102           98          101         102            102





                                            ===========  ========  =========  ===========  ===========  ==========  =============

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                              Putnam                                   Templeton
                                           -------------  -------------------------------------------------------------------------
                                                VT
                                            International   Global      Franklin                              Developing   Mutual
                                                New         Income       Small      Growth    International    Markets     Shares
                                            Opportunities  Securities     Cap      Securities  Securities     Securities  Securities
                                           -------------  -----------  ---------  ----------  -------------  -----------  ---------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $            -            6         37         443              2            -          -
     Net realized gain (loss)                         -            -         18       8,322             13            -          -
     Change in unrealized appreciation               (8)          (5)    (1,286)     (5,721)            (8)          (1)        (1)
                                           -------------  -----------  ---------  ----------  -------------  -----------  ---------
       Net increase (decrease) from
         operations                                  (8)           1     (1,231)      3,044              7           (1)        (1)
                                           -------------  -----------  ---------  ----------  -------------  -----------  ---------

Contract transactions:
   Cova payments                                    100            -        100           -            100          100        100
   Cova redemptions                                   -            -          -           -              -            -          -
   Payments received from contract
     owners                                           -            -          -           -              -            -          -
   Transfers between sub-accounts, net                -            -      9,596      37,512              -            -          -
   Transfers for contract benefits,
     terminations and insurance charges               -            -        (55)       (388)             -            -          -
                                           -------------  -----------  ---------  ----------  -------------  -----------  ---------
       Net increase (decrease) in net
         assets from contract
         transactions                               100            -      9,641      37,124            100          100        100
                                           -------------  -----------  ---------  ----------  -------------  -----------  ---------

       Net increase (decrease) in net
         assets                                      92            1      8,410      40,168            107           99         99

Net assets at beginning of period                     -          100        141         110            108
                                           -------------  -----------  ---------  ----------  -------------  -----------  ---------
Net assets at end of period              $           92          101      8,551      40,278            215           99         99
                                           =============  ===========  =========  ==========  =============  ===========  =========





COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                                    Templeton
                                                ------------------
                                                     Franklin
                                                    Large Cap
                                                      Growth
                                Securities Total
                                                ------------------  -----------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)             $                 1             21,300
     Net realized gain (loss)                                   7            105,147
     Change in unrealized appreciation                          7           (122,389)
                                                ------------------  -----------------
       Net increase (decrease) from
         operations                                            15              4,058
                                                ------------------  -----------------

Contract transactions:
   Cova payments                                                -              4,700
   Cova redemptions                                             -                  -
   Payments received from contract
     owners                                                     -            263,402
   Transfers between sub-accounts, net                          -                 (2)
   Transfers for contract benefits,
     terminations and insurance charges                         -            (23,053)
                                                ------------------  -----------------
       Net increase (decrease) in net
         assets from contract
         transactions                                           -            245,047
                                                ------------------  -----------------

       Net increase (decrease) in net
         assets                                                15            249,105

Net assets at beginning of period                             123          1,752,122
                                                ------------------  -----------------
Net assets at end of period                   $               138          2,001,227
                                                ==================  =================







See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE Statement of Operations Period ended December 31, 1999




                                                                                      Cova
                                            ---------------------------------------------------------------------------------------
                                            Lord Abbett
                                              Growth                                 Large                                Small
                                               and          Bond      Developing      Cap       Mid-Cap     Quality        Cap
                                              Income     Debenture      Growth      Research     Value        Bond        Stock
                                            -----------  -----------  -----------  -----------  ---------  -----------  -----------


Investment income:
   Dividends                              $          -          242            -          156         78            1          213
                                            -----------  -----------  -----------  -----------  ---------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                        (50)           2            -          (13)       (46)           -           77
   Realized gain distributions                       -           78            -            -          -            1            -
                                            -----------  -----------  -----------  -----------  ---------  -----------  -----------
       Net realized gain (loss)                    (50)          80            -          (13)       (46)           1           77
                                            -----------  -----------  -----------  -----------  ---------  -----------  -----------

Change in unrealized appreciation                6,653        3,004           13       10,559     (3,680)          (2)      34,574
                                            -----------  -----------  -----------  -----------  ---------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $      6,603        3,326           13       10,702     (3,648)           -       34,864
                                            ===========  ===========  ===========  ===========  =========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Operations Period ended December 31, 1999

                                                           Cova                       GACC               AIM              Templeton
                                              -----------------------------------  -----------  -----------------------  -----------

                                               Large                                                          V.I.         Global
                                                Cap       Select    International    Money       V.I.       Capital        Income
                                               Stock      Equity       Equity        Market      Value    Appreciation   Securities
                                              ---------  ---------  -------------  -----------  --------  -------------  -----------
Investment income:
   Dividends                                $      329        275            415            -       110             18            -
                                              ---------  ---------  -------------  -----------  --------  -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                       (116)      (167)            31        6,140         6             17            -
   Realized gain distributions                   7,182      9,317          1,110            -       575            558            -
                                              ---------  ---------  -------------  -----------  --------  -------------  -----------
       Net realized gain (loss)                  7,066      9,150          1,141        6,140       581            575            -
                                              ---------  ---------  -------------  -----------  --------  -------------  -----------

Change in unrealized appreciation               16,032    (10,304)        16,888        3,725     4,069          6,608            -
                                              ---------  ---------  -------------  -----------  --------  -------------  -----------

       Net increase (decrease) in net
         assets from operations             $   23,427       (879)        18,444        9,865     4,760          7,201            -
                                              =========  =========  =============  ===========  ========  =============  ===========



COVA VARIABLE LIFE ACCOUNT FIVE Statement of Operations Period ended December 31, 1999




                                                                        Templeton
                                             --------------------------------------------------------
                                                                                          Franklin
                                              Franklin                                   Large Cap
                                               Small        Growth     International       Growth
                                                Cap       Securities     Securities      Securities       Total
                                             -----------  -----------  ---------------  -------------  -------------
Investment income:
   Dividends                               $          -            -                -              -          1,837





                                             -----------  -----------  ---------------  -------------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                           -            -                -              -          5,881
   Realized gain distributions                        -            -                -              -         18,821
                                                                                                       -------------
                                             -----------  -----------  ---------------  -------------  -------------
       Net realized gain (loss)                       -            -                -              -         24,702
                                             -----------  -----------  ---------------  -------------  -------------

Change in unrealized appreciation                    41           10                8             23         88,221
                                             -----------  -----------  ---------------  -------------  -------------

       Net increase (decrease) in net
         assets from operations            $         41           10                8             23        114,760
                                             ===========  ===========  ===============  =============  =============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended December 31, 1999




                                                                                   Cova
                                          ----------------------------------------------------------------------------------------
                                          Lord Abbett
                                            Growth                                Large                                  Small
                                             and          Bond     Developing      Cap        Mid-Cap      Quality        Cap
                                            Income     Debenture     Growth      Research      Value         Bond        Stock
                                          -----------  ----------- -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                   $         -          242           -          156           78            1          213
     Net realized gain (loss)                    (50)          80           -          (13)         (46)           1           77
     Change in unrealized appreciation         6,653        3,004          13       10,559       (3,680)          (2)      34,574
                                          -----------  ----------- -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                            6,603        3,326          13       10,702       (3,648)           -       34,864
                                          -----------  ----------- -----------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                 100          100         100          100          100          100          100
   Cova redemptions                                -            -           -            -            -            -            -





   Payments received from contract
     owners                                        -            -           -            -            -            -            -
   Transfers between sub-accounts, net       209,709      105,997           -      107,473       65,008            -       97,560
   Transfers for contract benefits,
     terminations and insurance charges       (2,167)        (727)          -       (1,162)        (715)           -       (1,150)
                                          -----------  ----------- -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        207,642      105,370         100      106,411       64,393          100       96,510
                                          -----------  ----------- -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                              214,245      108,696         113      117,113       60,745          100      131,374

Net assets at beginning of period                  -            -           -            -            -            -            -
                                          -----------  ----------- -----------  -----------  -----------  -----------  -----------
Net assets at end of period              $   214,245      108,696         113      117,113       60,745          100      131,374
                                          ===========  =========== ===========  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended December 31, 1999




                                                          Cova                     GACC               AIM                Templeton
                                        --------------------------------------  -----------  ------------------------  -------------

                                         Large                                                              V.I.          Global
                                          Cap       Select     International      Money        V.I.       Capital         Income
                                         Stock      Equity         Equity         Market      Value     Appreciation    Securities
                                        --------  -----------  ---------------  -----------  ---------  -------------  -------------
Increase (decrease) in net assets from
   operations:
     Investment income                 $    329          275              415            -        110             18              -
     Net realized gain (loss)             7,066        9,150            1,141        6,140        581            575              -
     Change in unrealized appreciation   16,032      (10,304)          16,888        3,725      4,069          6,608              -
                                        --------  -----------  ---------------  -----------  ---------  -------------  -------------
       Net increase (decrease) from
         operations                      23,427         (879)          18,444        9,865      4,760          7,201              -
                                        --------  -----------  ---------------  -----------  ---------  -------------  -------------

Contract transactions:
   Cova payments                            100          100              100          300        100            100            100
   Cova redemptions                           -            -                -         (102)         -              -              -
   Payments received from contract





     owners                                   -            -                -    1,654,000          -              -              -
   Transfers between sub-accounts, net  430,747      141,193          103,808   (1,340,545)    59,046         20,004              -
   Transfers for contract benefits,
     terminations and insurance charges  (3,857)      (1,205)          (1,212)      (5,961)      (246)          (134)             -
                                        --------  -----------  ---------------  -----------  ---------  -------------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                   426,990      140,088          102,696      307,692     58,900         19,970            100
                                        --------  -----------  ---------------  -----------  ---------  -------------  -------------

       Net increase (decrease) in net
         assets                         450,417      139,209          121,140      317,557     63,660         27,171            100

Net assets at beginning of period             -            -                -            -          -              -              -
                                        --------  -----------  ---------------  -----------  ---------  -------------  -------------
Net assets at end of period            $450,417      139,209          121,140      317,557     63,660         27,171            100
                                        ========  ===========  ===============  ===========  =========  =============  =============

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended December 31, 1999




                                                                        Templeton
                                                 --------------------------------------------------------
                                                                                             Franklin
                                                  Franklin                                   Large Cap
                                                   Small        Growth     International      Growth
                                                    Cap       Securities    Securities      Securities        Total
                                                 -----------  -----------  --------------  --------------  -------------
Increase (decrease) in net assets from
   operations:
     Investment income                         $          -            -               -               -          1,837
     Net realized gain (loss)                             -            -               -               -         24,702
     Change in unrealized appreciation                   41           10               8              23         88,221
                                                 -----------  -----------  --------------  --------------  -------------
       Net increase (decrease) from
         operations                                      41           10               8              23        114,760
                                                 -----------  -----------  --------------  --------------  -------------

Contract transactions:
   Cova payments                                        100          100             100             100          2,000
   Cova redemptions                                       -            -               -               -           (102)
   Payments received from contract
     owners                                               -            -               -               -      1,654,000





   Transfers between sub-accounts, net                    -            -               -               -              -
   Transfers for contract benefits,
     terminations and insurance charges                   -            -               -               -        (18,536)
                                                 -----------  -----------  --------------  --------------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                                   100          100             100             100      1,637,362
                                                 -----------  -----------  --------------  --------------  -------------

       Net increase (decrease) in net
         assets                                         141          110             108             123      1,752,122

Net assets at beginning of period                         -            -               -               -              -
                                                 -----------  -----------  --------------  --------------  -------------
Net assets at end of period                    $        141          110             108             123      1,752,122
                                                 ===========  ===========  ==============  ==============  =============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(1)   ORGANIZATION
      Cova Variable Life Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (CFLIC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable life insurance policies issued by CFLIC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable life insurance policies offered for sale by CFLIC.


    Cova Series Trust (Trust)                                    10 portfolios
    General American Capital Company (GACC)                       1 portfolio
    Russell Insurance Funds (Russell)                             5 portfolios
    AIM Variable Insurance Funds, Inc. (AIM)                      3 portfolios
    Alliance Variable Products Series Fund, Inc. (Alliance)       2 portfolios
    Liberty Variable Investment Trust (Liberty)                   1 portfolio





    Goldman Sachs Variable Insurance Trust (Goldman Sachs)        3 portfolios
    Kemper Variable Series (Kemper)                               3 portfolios
    MFS Variable Insurance Trust (MFS)                            5 portfolios
    Oppenheimer Variable Account Funds (Oppenheimer)              5 portfolios
    Putnam Variable Trust (Putnam)                                5 portfolios
    Franklin Templeton Variable Insurance Products
         Trust (Templeton)                                        7 portfolios


(2)   SIGNIFICANT ACCOUNTING POLICIES
      (A) INVESTMENT VALUATION
          Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

      (B) REINVESTMENT OF DISTRIBUTIONS
          With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

          GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

      (C) FEDERAL INCOME TAXES
          The operations of the Separate Account are included in the federal income tax return of CFLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life insurance policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable life insurance policies.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited

(3)   SEPARATE ACCOUNT EXPENSES
      For flexible premium variable universal life policies, CFLIC deducts a daily charge from the net assets of the Separate Account sub-accounts for the assumption of mortality and expense risks. The daily charge is equivalent on an annual basis to 0.55% for the first 10 policy years, 0.45% for policy years 11-20 and 0.35% thereafter.


(4)   CONTRACT CHARGES AND FEES
      There are contract charges and fees associated with the variable life insurance policies CFLIC deducts from the policy account value that reduce the return on investment. CFLIC sells single premium variable life (SPVL) and flexible premium variable universal life (FPVL) policies and the contract charges and fees vary.

      The insurance charges for SPVL policies include mortality and expense risk, administrative, tax expense and cost of insurance. These charges are deducted from the policy account value on a monthly basis. Withdrawals during the first 10 years may be subject to a contingent deferred sales charge. In addition, CFLIC deducts a deferred premium tax charge on premium surrendered during the first 10 years. CFLIC charges a $30 annual contract maintenance fee on policies with values less than $50,000. Subject to certain restrictions, policy owners may transfer accumulated value between the available Separate Account sub-accounts. CFLIC deducts a transfer fee on each transfer in excess of twelve transfers during a policy year. Transfers made in a dollar cost averaging program are not subject to the transfer fee. The insurance charges and fees are explained in the product prospectus.

      The insurance charges for FPVL policies include tax expense, selection and expense, monthly policy charge, cost of insurance and the charges for additional benefit riders. These charges are deducted from the policy account value on a monthly basis. CFLIC deducts a sales charge from each premium payment. In addition, CFLIC will deduct a contingent deferred sales charge during the first 10 years if certain conditions occur. Subject to certain restrictions, policy owners may transfer or withdraw accumulated value between the available Separate Account sub-accounts and the General Account. CFLIC deducts a fee on each transfer or withdrawal in excess of twelve transfers and withdrawals during a policy year. The insurance charges and fees are explained in the product prospectus.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited

(5)   COST BASIS OF INVESTMENTS
      The cost basis of each sub-account's investment follows:


      Cova Lord Abbett Growth and Income         $ 347,310            Kemper Small Cap Growth                        $ 100
      Cova Bond Debenture                          174,532            Kemper Small Cap Value                           100
      Cova Developing Growth                           210            Kemper Government Securities                     100
      Cova Large Cap Research                      131,764            MFS Research                                     100
      Cova Mid-Cap Value                            64,426            MFS Growth with Income                           100
      Cova Quality Bond                                214            MFS Emerging Growth                              100
      Cova Small Cap Stock                          96,373            MFS High Income                                  100
      Cova Large Cap Stock                         567,487            MFS Global Governments                           100
      Cova Select Equity                           243,440            Oppenheimer Capital Appreciation                 100
      Cova International Equity                    157,011            Oppenheimer Main Street Growth & Income          100
      GACC Money Market                              1,426            Oppenheimer High Income                          100
      Russell Multi-Style Equity                       100            Oppenheimer Bond                                 100
      Russell Aggressive Equity                        100            Oppenheimer Strategic Bond                       100
      Russell Non-US                                   100            Putnam VT Growth and Income                      100
      Russell Core Bond                                100            Putnam VT New Value                              100
      Russell Real Estate Securities                   100            Putnam VT Vista                                  100
      AIM V.I. Value                               159,520            Putnam VT International Growth                   100
      AIM V.I. Capital Appreciation                 32,159            Putnam VT International New Opportunities        100
      AIM V.I. International Equity                    200            Templeton Global Income Securities               106
      Alliance Premier Growth                          105            Franklin Small Cap                             9,796
      Alliance Real Estate Investment                  104            Templeton Growth Securities                   45,989
      Liberty Newport Tiger Fund, Variable             100            Templeton International Securities               215
      Goldman Sachs Growth and Income                  100            Templeton Developing Markets Securities          100
      Goldman Sachs International Equity               100            Templeton Mutual Shares Securities               100
      Goldman Sachs Global Income                      100            Franklin Large Cap Growth Securities             108
                                                                                                               ------------
                                                                                                               $ 2,035,395
                                                                                                               ============

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE

                                                                               Sub-account
                                                        Commenced       Accumulation Unit Value
                                                                       --------------------------
                                                       Operations       6/30/00       12/31/99





                                                       ------------    -----------   -----------

      Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income               04/29/99      12.178101     12.448204
         Cova Bond Debenture                              04/29/99      10.765079     10.614338
         Cova Developing Growth                           07/17/99      11.720493     13.050371
         Cova Large Cap Research                          07/12/99      13.113251     13.771430
         Cova Mid-Cap Value                               07/12/99      11.915384     10.119059
         Cova Quality Bond                                07/19/99      10.935050     10.551764
         Cova Small Cap Stock                             04/29/99      12.954078     12.850204
         Cova Large Cap Stock                             04/29/99      13.975272     14.283064
         Cova Select Equity                               06/29/99      12.473352     12.600289
         Cova International Equity                        05/04/99      13.021727     13.571289
         GACC Money Market                                03/01/99      11.351072     11.013039
         AIM V.I. Value                                   05/03/99      11.742562     11.774189
         AIM V.I. Capital Appreciation                    05/03/99      15.072152     13.925402
         AIM V.I. International Equity                    05/01/00       9.699112             -
         Templeton Global Income Securities               07/19/99      10.078554      9.970060
         Franklin Small Cap                               07/19/99      14.756923     14.136079
         Templeton Growth Securities                      07/19/99      11.398217     11.011283
         Templeton International Securities               07/19/99      10.889422     10.827249
         Franklin Large Cap Growth Securities             07/19/99      13.758849     12.333825

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE
                                                                             Sub-account                  Sub-account
                                                                            Accumulation Unit            Accumulation Unit
                                                        Commenced     Net Assets (in thousands)           Total Return
                                                                      --------------------------    -------------------------
                                                       Operations       6/30/00      12/31/99        6/30/00       12/31/99
                                                       ------------   ------------  ------------    -----------   -----------

      Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income               04/29/99            345             -         -2.17%         4.60%
         Cova Bond Debenture                              04/29/99            169             -          1.42%         0.70%
         Cova Developing Growth                           07/17/99              -             -        -10.19%        12.75%
         Cova Large Cap Research                          07/12/99            125             -         -4.78%         9.95%
         Cova Mid-Cap Value                               07/12/99             71             -         17.75%        -5.60%
         Cova Quality Bond                                07/19/99              -             -          3.63%        -0.23%
         Cova Small Cap Stock                             04/29/99            125             -          0.81%        44.89%
         Cova Large Cap Stock                             04/29/99            533             -         -2.15%         6.90%





         Cova Select Equity                               06/29/99            218             -         -1.01%        -0.35%
         Cova International Equity                        05/04/99            157             -         -4.05%        20.84%
         GACC Money Market                                03/01/99              1             -          3.07%         4.34%
         AIM V.I. Value                                   05/03/99            163             -         -0.27%        17.74%
         AIM V.I. Capital Appreciation                    05/03/99             41             -          8.23%        28.36%
         AIM V.I. International Equity                    05/01/00              -             -         -3.01%             -
         Templeton Global Income Securities               07/19/99              -             -          1.09%        -0.30%
         Franklin Small Cap                               07/19/99              8             -          4.39%        41.36%
         Templeton Growth Securities                      07/19/99             40             -          3.51%        10.11%
         Templeton International Securities               07/19/99              -             -          0.57%         8.27%
         Franklin Large Cap Growth Securities             07/19/99              -             -         11.55%        23.34%

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                              Sub-account
                                                        Commenced       Accumulation Unit Value
                                                                       ------------------------
                                                       Operations       6/30/00       12/31/99
                                                       ------------    -----------   -----------

      Flexible premium variable universal life policies (FPVL):
         Cova Lord Abbett Growth and Income               05/01/00       9.723262             -
         Cova Bond Debenture                              05/01/00      10.060863             -
         Cova Developing Growth                           05/01/00       9.585406             -
         Cova Large Cap Research                          05/01/00       9.746632             -
         Cova Mid-Cap Value                               05/01/00      10.306919             -
         Cova Quality Bond                                05/01/00      10.174491             -
         Cova Small Cap Stock                             05/01/00      10.401447             -
         Cova Large Cap Stock                             05/01/00       9.746632             -
         Cova Select Equity                               05/01/00       9.862256             -
         Cova International Equity                        05/01/00       9.992277             -
         GACC Money Market                                11/29/99      10.327135     10.047103
         Russell Multi-Style Equity                       05/01/00       9.839318             -
         Russell Aggressive Equity                        05/01/00       9.924708             -
         Russell Non-US                                   05/01/00      10.044600             -
         Russell Core Bond                                05/01/00      10.187476             -
         Russell Real Estate Securities                   05/01/00      10.276129             -
         AIM V.I. Value                                   05/01/00       9.424010             -
         AIM V.I. Capital Appreciation                    05/01/00      10.194834             -
         AIM V.I. International Equity                    05/01/00       9.690339             -





         Alliance Premier Growth                          05/01/00       9.805973             -
         Alliance Real Estate Investment                  05/01/00      10.380389             -
         Liberty Newport Tiger Fund, Variable             05/01/00      10.430572             -
         Goldman Sachs Growth and Income                  05/01/00       9.963734             -
         Goldman Sachs International Equity               05/01/00       9.990964             -
         Goldman Sachs Global Income                      05/01/00      10.110501             -
         Kemper Small Cap Growth                          05/01/00      10.313208             -
         Kemper Small Cap Value                           05/01/00       9.863794             -
         Kemper Government Securities                     05/01/00      10.200453             -
         MFS Research                                     05/01/00      10.042841             -
         MFS Growth with Income                           05/01/00      10.009910             -
         MFS Emerging Growth                              05/01/00       9.809074             -
         MFS High Income                                  05/01/00      10.000426             -
         MFS Global Governments                           05/01/00      10.223319             -
         Oppenheimer Capital Appreciation                 05/01/00       9.938508             -
         Oppenheimer Main Street Growth & Income          05/01/00       9.935662             -
         Oppenheimer High Income                          05/01/00      10.085815             -
         Oppenheimer Bond                                 05/01/00      10.179298             -
         Oppenheimer Strategic Bond                       05/01/00      10.143666             -
         Putnam VT Growth and Income                      05/01/00       9.784413             -
         Putnam VT New Value                              05/01/00      10.088674             -
         Putnam VT Vista                                  05/01/00      10.161851             -
         Putnam VT International Growth                   05/01/00      10.187588             -
         Putnam VT International New Opportunities        05/01/00       9.160794             -
         Franklin Small Cap                               05/01/00      10.489358             -
         Templeton International Securities               05/01/00      10.594502             -
         Templeton Developing Markets Securities          05/01/00       9.852198             -
         Templeton Mutual Shares Securities               05/01/00       9.866570             -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED
                                                                            Sub-account                 Sub-account
                                                                         Accumulation Unit            Accumulation Unit
                                                        Commenced    Net Assets (in thousands)           Total Return
                                                                     --------------------------    -------------------------
                                                       Operations      6/30/00      12/31/99        6/30/00       12/31/99
                                                       ------------  ------------  ------------    -----------   -----------

      Flexible premium variable universal life policies (FPVL):
         Cova Lord Abbett Growth and Income               05/01/00             -             -         -2.77%             -
         Cova Bond Debenture                              05/01/00             -             -          0.61%             -





         Cova Developing Growth                           05/01/00             -             -         -4.15%             -
         Cova Large Cap Research                          05/01/00             -             -         -2.53%             -
         Cova Mid-Cap Value                               05/01/00             -             -          3.07%             -
         Cova Quality Bond                                05/01/00             -             -          1.74%             -
         Cova Small Cap Stock                             05/01/00             -             -          4.01%             -
         Cova Large Cap Stock                             05/01/00             -             -         -2.53%             -
         Cova Select Equity                               05/01/00             -             -         -1.38%             -
         Cova International Equity                        05/01/00             -             -         -0.08%             -
         GACC Money Market                                11/29/99             -             -          2.79%         0.47%
         Russell Multi-Style Equity                       05/01/00             -             -         -1.61%             -
         Russell Aggressive Equity                        05/01/00             -             -         -0.75%             -
         Russell Non-US                                   05/01/00             -             -          0.45%             -
         Russell Core Bond                                05/01/00             -             -          1.87%             -
         Russell Real Estate Securities                   05/01/00             -             -          2.76%             -
         AIM V.I. Value                                   05/01/00             -             -         -5.76%             -
         AIM V.I. Capital Appreciation                    05/01/00             -             -          1.95%             -
         AIM V.I. International Equity                    05/01/00             -             -         -3.10%             -
         Alliance Premier Growth                          05/01/00             -             -         -1.94%             -
         Alliance Real Estate Investment                  05/01/00             -             -          3.80%             -
         Liberty Newport Tiger Fund, Variable             05/01/00             -             -          4.31%             -
         Goldman Sachs Growth and Income                  05/01/00             -             -         -0.36%             -
         Goldman Sachs International Equity               05/01/00             -             -         -0.09%             -
         Goldman Sachs Global Income                      05/01/00             -             -          1.11%             -
         Kemper Small Cap Growth                          05/01/00             -             -          3.13%             -
         Kemper Small Cap Value                           05/01/00             -             -         -1.36%             -
         Kemper Government Securities                     05/01/00             -             -          2.00%             -
         MFS Research                                     05/01/00             -             -          0.43%             -
         MFS Growth with Income                           05/01/00             -             -          0.10%             -
         MFS Emerging Growth                              05/01/00             -             -         -1.91%             -
         MFS High Income                                  05/01/00             -             -          0.00%             -
         MFS Global Governments                           05/01/00             -             -          2.23%             -
         Oppenheimer Capital Appreciation                 05/01/00             -             -         -0.61%             -
         Oppenheimer Main Street Growth & Income          05/01/00             -             -         -0.64%             -
         Oppenheimer High Income                          05/01/00             -             -          0.86%             -
         Oppenheimer Bond                                 05/01/00             -             -          1.79%             -
         Oppenheimer Strategic Bond                       05/01/00             -             -          1.44%             -
         Putnam VT Growth and Income                      05/01/00             -             -         -2.16%             -
         Putnam VT New Value                              05/01/00             -             -          0.89%             -
         Putnam VT Vista                                  05/01/00             -             -          1.62%             -
         Putnam VT International Growth                   05/01/00             -             -          1.88%             -
         Putnam VT International New Opportunities        05/01/00             -             -         -8.39%             -
         Franklin Small Cap                               05/01/00             -             -          4.89%             -
         Templeton International Securities               05/01/00             -             -          5.95%             -
         Templeton Developing Markets Securities          05/01/00             -             -         -1.48%             -
         Templeton Mutual Shares Securities               05/01/00             -             -         -1.33%             -

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited

(7) REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ending June 30, 2000 and the year ending December 31, 1999 follows:

                                                                                        Realized Gain (Loss)
                                                              ---------------------------------------------------------------------
                                                                   Aggregate             Aggregate Cost
                                                 Year or       Proceeds from Sales      of Portfolio Shares           Realized
                                                  Period       of Portfolio Shares          Redeemed                Gain (Loss)
                                                -----------   -------------------      -------------------       ------------------


       Cova Lord Abbett Growth and Income             2000               $ 3,084                  $ 3,015                     $ 69
                                                      1999                 1,940                    1,990                      (50)

       Cova Bond Debenture                            2000                 1,700                    1,660                       40
                                                      1999                   727                      725                        2

       Cova Developing Growth                         2000                     -                        -                        -
                                                      1999                     -                        -                        -

       Cova Large Cap Research                        2000                 1,352                    1,293                       59
                                                      1999                 1,159                    1,172                      (13)

       Cova Mid-Cap Value                             2000                   766                      752                       14
                                                      1999                   715                      761                      (46)

       Cova Quality Bond                              2000                     -                        -                        -
                                                      1999                     -                        -                        -

       Cova Small Cap Stock                           2000                 8,765                    5,446                    3,319
                                                      1999                 1,150                    1,073                       77

       Cova Large Cap Stock                           2000                15,871                   16,097                     (226)
                                                      1999                 3,539                    3,655                     (116)

       Cova Select Equity                             2000                10,975                   11,889                     (914)
                                                      1999                 1,195                    1,362                     (167)

       Cova International Equity                      2000                 1,490                    1,368                      122
                                                      1999                 1,062                    1,031                       31

       GACC Money Market                              2000               581,894                  575,139                    6,755
                                                      1999             1,342,862                1,336,722                    6,140

       Russell Multi-Style Equity                     2000                     -                        -                        -
                                                      1999                     -                        -                        -





       Russell Aggressive Equity                      2000                     -                        -                        -
                                                      1999                     -                        -                        -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                           Realized Gain (Loss)
                                                               ---------------------------------------------------------------------
                                                                    Aggregate             Aggregate Cost
                                               Year or         Proceeds from Sales        of Fund Shares               Realized
                                                Period           of Fund Shares              Redeemed                Gain (Loss)
                                               ----------      -------------------      -------------------       ------------------


       Russell Non-US                               2000                      $ -                      $ -                      $ -
                                                    1999                        -                        -                        -

       Russell Core Bond                            2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Russell Real Estate Securities               2000                        -                        -                        -
                                                    1999                        -                        -                        -

       AIM V.I. Value                               2000                    1,640                    1,572                       68
                                                    1999                      246                      240                        6

       AIM V.I. Capital Appreciation Fund           2000                      426                      327                       99
                                                    1999                      134                      117                       17

       AIM V.I. International Equity                2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Alliance Premier Growth                      2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Alliance Real Estate Investment              2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Liberty Newport Tiger Fund, Variable         2000                        -                        -                        -
                                                    1999                        -                        -                        -






       Goldman Sachs Growth and Income              2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Goldman Sachs International Equity           2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Goldman Sachs Global Income                  2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Kemper Small Cap Growth                      2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Kemper Small Cap Value                       2000                        -                        -                        -
                                                    1999                        -                        -                        -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                         Realized Gain (Loss)
                                                               ---------------------------------------------------------------------
                                                                    Aggregate             Aggregate Cost
                                               Year or         Proceeds from Sales        of Fund Shares               Realized
                                                Period           of Fund Shares              Redeemed                Gain (Loss)
                                               ----------      -------------------      -------------------       ------------------


       Kemper Government Securities                 2000                      $ -                      $ -                      $ -
                                                    1999                        -                        -                        -

       MFS Research                                 2000                        -                        -                        -
                                                    1999                        -                        -                        -

       MFS Growth with Income                       2000                        -                        -                        -
                                                    1999                        -                        -                        -

       MFS Emerging Growth                          2000                        -                        -                        -
                                                    1999                        -                        -                        -

       MFS High Income                              2000                        -                        -                        -
                                                    1999                        -                        -                        -






       MFS Global Governments                       2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Oppenheimer Capital Appreciation             2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Oppenheimer Main Street Growth & Income      2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Oppenheimer High Income                      2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Oppenheimer Bond                             2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Oppenheimer Strategic Bond                   2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Putnam VT Growth and Income                  2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Putnam VT New Value                          2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Putnam VT Vista                              2000                        -                        -                        -
                                                    1999                        -                        -                        -

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                        Realized Gain (Loss)
                                                               ---------------------------------------------------------------------
                                                                    Aggregate             Aggregate Cost
                                                 Year or       Proceeds from Sales        of Fund Shares              Realized
                                                  Period         of Fund Shares              Redeemed                Gain (Loss)
                                                 ----------    -------------------      -------------------       ------------------


       Putnam VT International Growth                 2000                    $ -                      $ -                      $ -
                                                      1999                      -                        -                        -

       Putnam VT International New Opportunities      2000                      -                        -                        -





                                                      1999                      -                        -                        -

       Templeton Global Income Securities             2000                      -                        -                        -
                                                      1999                      -                        -                        -

       Franklin Small Cap                             2000                     55                       65                      (10)
                                                      1999                      -                        -                        -

       Templeton Growth Securities                    2000                    388                      426                      (38)
                                                      1999                      -                        -                        -

       Templeton International Securities             2000                      -                        -                        -
                                                      1999                      -                        -                        -

       Templeton Developing Markets Securities        2000                      -                        -                        -
                                                      1999                      -                        -                        -

       Templeton Mutual Shares Securities             2000                      -                        -                        -
                                                      1999                      -                        -                        -

       Franklin Large Cap Growth Securities           2000                      -                        -                        -
                                                      1999                      -                        -                        -




COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION:

                                                                              Unrealized Appreciation (Depreciation)
                                                          ---------------------------------------------------------------------
                                                             Appreciation             Appreciation
                                          Year or           (Depreciation)           (Depreciation)
                                           Period            End of Period         Beginning of Period              Change
                                          ----------      -------------------      -----------------------       --------------


       Cova Lord Abbett Growth and Income      2000                 $ (2,662)                 $ 6,653                 $ (9,315)
                                               1999                    6,653                        -                    6,653

       Cova Bond Debenture                     2000                   (5,718)                   3,004                   (8,722)
                                               1999                    3,004                        -                    3,004





       Cova Developing Growth                  2000                      (15)                      13                      (28)
                                               1999                       13                        -                       13

       Cova Large Cap Research                 2000                   (6,667)                  10,559                  (17,226)
                                               1999                   10,559                        -                   10,559

       Cova Mid-Cap Value                      2000                    6,370                   (3,680)                  10,050
                                               1999                   (3,680)                       -                   (3,680)

       Cova Quality Bond                       2000                       (9)                      (2)                      (7)
                                               1999                       (2)                       -                       (2)

       Cova Small Cap Stock                    2000                   28,693                   34,574                   (5,881)
                                               1999                   34,574                        -                   34,574

       Cova Large Cap Stock                    2000                  (34,794)                  16,032                  (50,826)
                                               1999                   16,032                        -                   16,032

       Cova Select Equity                      2000                  (25,219)                 (10,304)                 (14,915)
                                               1999                  (10,304)                       -                  (10,304)

       Cova International Equity               2000                       69                   16,888                  (16,819)
                                               1999                   16,888                        -                   16,888

       GACC Money Market                       2000                       15                    3,725                   (3,710)
                                               1999                    3,725                        -                    3,725

       Russell Multi-Style Equity              2000                       (2)                       -                       (2)
                                               1999                        -                        -                        -

       Russell Aggressive Equity               2000                       (1)                       -                       (1)
                                               1999                        -                        -                        -

       Russell Non-US                          2000                        1                        -                        1
                                               1999                        -                        -                        -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                               Unrealized Appreciation (Depreciation)
                                                             ---------------------------------------------------------------------
                                                                Appreciation             Appreciation
                                             Year or           (Depreciation)           (Depreciation)





                                              Period            End of Period          Beginning of Period              Change
                                             ----------      -------------------      -----------------------      ---------------


       Russell Core Bond                          2000                      $ 2                      $ -                      $ 2
                                                  1999                        -                        -                        -

       Russell Real Estate Securities             2000                        3                        -                        3
                                                  1999                        -                        -                        -

       AIM V.I. Value                             2000                    3,431                    4,069                     (638)
                                                  1999                    4,069                        -                    4,069

       AIM V.I. Capital Appreciation Fund         2000                    9,273                    6,608                    2,665
                                                  1999                    6,608                        -                    6,608

       AIM V.I. International Equity             2,000                       (6)                       -                       (6)
                                                 1,999                        -                        -                        -

       Alliance Premier Growth                    2000                       (7)                       -                       (7)
                                                  1999                        -                        -                        -

       Alliance Real Estate Investment            2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Liberty Newport Tiger Fund, Variable       2000                        4                        -                        4
                                                  1999                        -                        -                        -

       Goldman Sachs Growth and Income            2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Goldman Sachs International Equity         2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Goldman Sachs Global Income                2000                        1                        -                        1
                                                  1999                        -                        -                        -

       Kemper Small Cap Growth                    2000                        3                        -                        3
                                                  1999                        -                        -                        -

       Kemper Small Cap Value                     2000                       (1)                       -                       (1)
                                                  1999                        -                        -                        -

       Kemper Government Securities               2000                        2                        -                        2
                                                  1999                        -                        -                        -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000

Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                               Unrealized Appreciation (Depreciation)
                                                              --------------------------------------------------------------------
                                                                Appreciation             Appreciation
                                                 Year or       (Depreciation)           (Depreciation)
                                                  Period        End of Period         Beginning of Period                Change
                                                -----------   ------------------      -----------------------       --------------


       MFS Research                                   2000                  $ 1                      $ -                      $ 1
                                                      1999                    -                        -                        -

       MFS Growth with Income                         2000                    -                        -                        -
                                                      1999                    -                        -                        -

       MFS Emerging Growth                            2000                   (2)                       -                       (2)
                                                      1999                    -                        -                        -

       MFS High Income                                2000                    -                        -                        -
                                                      1999                    -                        -                        -

       MFS Global Governments                         2000                    2                        -                        2
                                                      1999                    -                        -                        -

       Oppenheimer Capital Appreciation               2000                   (1)                       -                       (1)
                                                      1999                    -                        -                        -

       Oppenheimer Main Street Growth & Income        2000                   (1)                       -                       (1)
                                                      1999                    -                        -                        -

       Oppenheimer High Income                        2000                    1                        -                        1
                                                      1999                    -                        -                        -

       Oppenheimer Bond                               2000                    2                        -                        2
                                                      1999                    -                        -                        -

       Oppenheimer Strategic Bond                     2000                    2                        -                        2
                                                      1999                    -                        -                        -

       Putnam VT Growth and Income                    2000                   (2)                       -                       (2)
                                                      1999                    -                        -                        -

       Putnam VT New Value                            2000                    1                        -                        1
                                                      1999                    -                        -                        -






       Putnam VT Vista                                2000                    2                        -                        2
                                                      1999                    -                        -                        -

       Putnam VT International Growth                 2000                    2                        -                        2
                                                      1999                    -                        -                        -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                Unrealized Appreciation (Depreciation)
                                                               --------------------------------------------------------------------
                                                                 Appreciation             Appreciation
                                                  Year or       (Depreciation)           (Depreciation)
                                                   Period        End of Period          Beginning of Period          Change
                                                  ----------   ------------------      --------------------      ------------------


       Putnam VT International New Opportunities       2000                 $ (8)                     $ -                     $ (8)
                                                       1999                    -                        -                        -

       Templeton Global Income Securities              2000                   (5)                       -                       (5)
                                                       1999                    -                        -                        -

       Franklin Small Cap                              2000               (1,245)                      41                   (1,286)
                                                       1999                   41                        -                       41

       Templeton Growth Securities                     2000               (5,711)                      10                   (5,721)
                                                       1999                   10                        -                       10

       Templeton International Securities              2000                    -                        8                       (8)
                                                       1999                    8                        -                        8

       Templeton Developing Markets Securities         2000                   (1)                       -                       (1)
                                                       1999                    -                        -                        -

       Templeton Mutual Shares Securities              2000                   (1)                       -                       (1)
                                                       1999                    -                        -                        -

       Franklin Large Cap Growth Securities            2000                   30                       23                        7
                                                       1999                   23                        -                       23







COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(8)   ACCUMULATION UNITS OUTSTANDING

                                                         6/30/00            12/31/99
                                                     -----------------  -----------------

      Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income                    28,293             17,211
         Cova Bond Debenture                                   15,672             10,240
         Cova Developing Growth                                     9                  9
         Cova Large Cap Research                                9,532              8,504
         Cova Mid-Cap Value                                     5,933              6,003
         Cova Quality Bond                                         10                  9
         Cova Small Cap Stock                                   9,647             10,224
         Cova Large Cap Stock                                  38,110             31,535
         Cova Select Equity                                    17,487             11,048
         Cova International Equity                             12,055              8,926
         GACC Money Market                                        118             28,826
         AIM V.I. Value                                        13,869              5,407
         AIM V.I. Capital Appreciation                          2,742              1,951
         AIM V.I. International Equity                             10                  -
         Templeton Global Income Securities                        10                 10
         Franklin Small Cap                                       572                 10
         Templeton Growth Securities                            3,534                 10
         Templeton International Securities                        10                 10
         Franklin Large Cap Growth Securities                      10                 10




COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(8)   ACCUMULATION UNITS OUTSTANDING, CONTINUED:





                                                            6/30/00            12/31/99
                                                        -----------------  -----------------

      Flexible premium variable universal life (FPVL):
         Cova Lord Abbett Growth and Income                        10                  -
         Cova Bond Debenture                                       10                  -
         Cova Developing Growth                                    10                  -
         Cova Large Cap Research                                   10                  -
         Cova Mid-Cap Value                                        10                  -
         Cova Quality Bond                                         10                  -
         Cova Small Cap Stock                                      10                  -
         Cova Large Cap Stock                                      10                  -
         Cova Select Equity                                        10                  -
         Cova International Equity                                 10                  -
         GACC Money Market                                         10                 10
         Russell Multi-Style Equity                                10                  -
         Russell Aggressive Equity                                 10                  -
         Russell Non-US                                            10                  -
         Russell Core Bond                                         10                  -
         Russell Real Estate Securities                            10                  -
         AIM V.I. Value                                            10                  -
         AIM V.I. Capital Appreciation                             10                  -
         AIM V.I. International Equity                             10                  -
         Alliance Premier Growth                                   10                  -
         Alliance Real Estate Investment                           10                  -
         Liberty Newport Tiger Fund, Variable                      10                  -
         Goldman Sachs Growth and Income                           10                  -
         Goldman Sachs International Equity                        10                  -
         Goldman Sachs Global Income                               10                  -
         Kemper Small Cap Growth                                   10                  -
         Kemper Small Cap Value                                    10                  -
         Kemper Government Securities                              10                  -
         MFS Research                                              10                  -
         MFS Growth with Income                                    10                  -
         MFS Emerging Growth                                       10                  -
         MFS High Income                                           10                  -
         MFS Global Governments                                    10                  -
         Oppenheimer Capital Appreciation                          10                  -
         Oppenheimer Main Street Growth & Income                   10                  -
         Oppenheimer High Income                                   10                  -
         Oppenheimer Bond                                          10                  -
         Oppenheimer Strategic Bond                                10                  -
         Putnam VT Growth and Income                               10                  -
         Putnam VT New Value                                       10                  -
         Putnam VT Vista                                           10                  -
         Putnam VT International Growth                            10                  -
         Putnam VT International New Opportunities                 10                  -
         Franklin Small Cap                                        10                  -
         Templeton International Securities                        10                  -
         Templeton Developing Markets Securities                   10                  -
         Templeton Mutual Shares Securities                        10                  -










                          COVA FINANCIAL LIFE INSURANCE COMPANY
                  (a wholly owned subsidiary of Cova Financial
                        Services Life Insurance Company)

                                 Balance Sheets




                                                                              JUNE 30,
                                                                                2000            DECEMBER 31,
                                         Assets                             (UNAUDITED)             1999
                                                                          -----------------  -------------------
                                                                                     (IN THOUSANDS)

Investments:
    Debt securities available-for-sale, at fair value
      (cost of $95,350 in 2000 and $101,690 in 1999)                    $           93,911               95,568
    Mortgage loans, net of allowance for potential loan
      loss of $40 in 2000 and 1999                                                   5,296                5,439
    Policy loans                                                                     1,040                  938
                                                                          -----------------  -------------------

             Total investments                                                     100,247              101,945

Cash and cash equivalents - interest-bearing                                         6,655                  751
Cash - noninterest-bearing                                                           1,571                1,448
Accrued investment income                                                            1,764                1,624
Deferred policy acquisition costs                                                    1,313               15,093
Present value of future profits                                                         --                1,740
Value of business acquired                                                          20,474                   --
Goodwill                                                                             2,860                1,631
Deferred tax asset, net                                                                185                1,232
Receivable from OakRe                                                                5,866               18,890
Federal and state income taxes recoverable                                              75                   75
Reinsurance receivables                                                                 89                    9
Other assets                                                                            21                   24
Separate account assets                                                            199,798              186,040
                                                                          -----------------  -------------------

             Total assets                                               $          340,918              330,502
                                                                          =================  ===================






See accompanying notes to unaudited financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Balance Sheets, Continued




                                                                                              JUNE 30,
                                                                                                2000            DECEMBER 31,
                         Liabilities and Shareholder's Equity                                (UNAUDITED)            1999
                                                                                           ----------------  -------------------
                                                                                                      (IN THOUSANDS)

Policyholder deposits                                                                    $         105,610              116,184
Future policy benefits                                                                               6,680                6,707
Payable on purchase of securities                                                                    1,755                   85
Accounts payable and other liabilities                                                               1,618                1,589
Future purchase price payable to OakRe                                                                  74                  172
Guaranty fund assessments                                                                            1,100                1,100
Separate account liabilities                                                                       199,786              186,035
                                                                                           ----------------  -------------------

             Total liabilities                                                                     316,623              311,872
                                                                                           ----------------  -------------------

Shareholder's equity:
    Common stock, $233.34 par value, (authorized
      30,000 shares; issued and outstanding
      12,000 shares in 2000 and 1999)                                                                2,800                2,800
    Additional paid-in capital                                                                      21,679               15,523
    Retained earnings                                                                                   97                1,993
    Accumulated other comprehensive loss,
      net of tax                                                                                      (281)              (1,686)
                                                                                           ----------------  -------------------

             Total shareholder's equity                                                             24,295               18,630
                                                                                           ----------------  -------------------

             Total liabilities and shareholder's equity                                  $         340,918              330,502
                                                                                           ================  ===================


See accompanying notes to unaudited financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                        Statements of Income (Unaudited)




                                                                  SIX MONTHS ENDED                THREE MONTHS ENDED
                                                                       JUNE 30,                          JUNE 30,
                                                                2000             1999             2000             1999
                                                           ---------------  ---------------  ---------------  ---------------
                                                                                    (IN THOUSANDS)

Revenues:
    Premiums                                             $            249            1,448              250            1,273
    Net investment income                                           4,349            3,855            2,193            1,956
    Net realized losses on sales of investments                       (31)              (4)             (36)             (42)
    Separate account fees                                           1,372            1,004              708              537
    Other income                                                      133              160               93               78
                                                           ---------------  ---------------  ---------------  ---------------

             Total revenues                                         6,072            6,463            3,208            3,802
                                                           ---------------  ---------------  ---------------  ---------------

Benefits and expenses:
    Interest on policyholder deposits                               2,854            2,953            1,453            1,481
    Current and future policy benefits                                505            1,694              354            1,430
    Operating and other expenses                                      799              363              489               76
    Amortization of purchased intangible
      assets                                                        1,720              122              903               61
    Amortization of deferred policy
      acquisition costs                                                 2              766               (1)             577
                                                           ---------------  ---------------  ---------------  ---------------

             Total benefits and expenses                            5,880            5,898            3,198            3,625
                                                           ---------------  ---------------  ---------------  ---------------

             Income before income taxes                               192              565               10              177
                                                           ---------------  ---------------  ---------------  ---------------

Income tax expense (benefit):
    Current                                                            --              205               --             (200)
    Deferred                                                           95              (25)              30              255
                                                           ---------------  ---------------  ---------------  ---------------

             Total income tax expense                                  95              180               30               55





                                                           ---------------  ---------------  ---------------  ---------------

             Net income (loss)                           $             97              385              (20)             122
                                                           ===============  ===============  ===============  ===============


See accompanying notes to unaudited financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Shareholder's Equity




                                                                                        JUNE 30,
                                                                                          2000             DECEMBER 31,
                                                                                       (UNAUDITED)             1999
                                                                                     ----------------   -------------------
                                                                                                (IN THOUSANDS)

Common stock, at beginning
    and end of period                                                              $           2,800                 2,800
                                                                                     ----------------   -------------------

Additional paid-in capital:
    Balance at beginning of period                                                            15,523                14,523
    Adjustment to reflect purchase acquisition                                                 3,656                    --
    Capital contribution                                                                       2,500                 1,000
                                                                                     ----------------   -------------------

Balance at end of period                                                                      21,679                15,523
                                                                                     ----------------   -------------------

Retained earnings:
    Balance at beginning of period                                                             1,993                 1,833
    Adjustment to reflect purchase acquisition                                                (1,993)                   --
    Net income                                                                                    97                   160
                                                                                     ----------------   -------------------

Balance at end of period                                                                          97                 1,993
                                                                                     ----------------   -------------------

Accumulated other comprehensive income:
    Balance at beginning of period                                                            (1,686)                  333
    Adjustment to reflect purchase acquisition                                                 1,686                    --





    Change in unrealized depreciation
      of debt securities                                                                      (1,439)               (7,552)
    Deferred federal income tax impact                                                           151                 1,087
    Change in deferred policy acquisition costs
      attributable to unrealized depreciation                                                     --                 3,519
    Change in value of business acquired
      attributable to unrealized depreciation                                                  1,007                   927
                                                                                     ----------------   -------------------

Balance at end of period                                                                        (281)               (1,686)
                                                                                     ----------------   -------------------

             Total shareholder's equity                                            $          24,295                18,630
                                                                                     ================   ===================

Total comprehensive income:
    Net income                                                                     $              97                   160
    Other comprehensive income (loss) (change in net unrealized
      depreciation of debt and equity securities)                                               (281)               (2,019)
                                                                                     ----------------   -------------------

             Total comprehensive income (loss)                                     $            (184)               (1,859)
                                                                                     ================   ===================


See accompanying notes to unaudited financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                      Statements of Cash Flows (Unaudited)




                                                                                       SIX MONTHS ENDED
                                                                                            JUNE 30,
                                                                                      2000         1999
                                                                                    ----------  ------------
                                                                                        (IN THOUSANDS)

Reconciliation of net income to net cash
    provided by (used in) operating activities:
      Net income                                                                  $        97           385
      Adjustments to reconcile net
        income to net cash provided by
        (used in) operating activities:





           Increase in future policy benefits                                             172           405
           Increase in payables and accrued liabilities                                 1,699           863
           Decrease (increase) in accrued investment income                              (140)         (103)
           Amortization of intangible assets and
             deferred policy acquisition costs                                          1,722           888
           Amortization and accretion of
             securities, premiums, and discounts                                         (533)          (10)
           Interest credited to intangible assets and deferred
             policy acquisition costs                                                    (719)         (401)
           Net realized gain on sale of investments                                        31             4
           Interest on policyholder deposits                                            2,854         2,953
           (Decrease) increase in current and
             deferred federal income taxes                                                 95          (340)
           Decrease in recapture commissions payable to OakRe                             (98)          (61)
           Commissions and expenses deferred                                           (1,289)       (1,651)
           Other                                                                          (65)          828
                                                                                    ----------  ------------

             Net cash provided by operating activities                                  3,826         3,760
                                                                                    ----------  ------------

Cash flows from investing activities:
    Cash used in the purchase of
      investment securities                                                            (3,970)      (16,925)
    Proceeds from investment securities                                                 4,722        10,882
      sold and matured
                                                                                    ----------  ------------

             Net cash provided (used) in investing activities                             752        (6,043)
                                                                                    ----------  ------------




                      COVA FINANCIAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                 Statements of Cash Flows (Unaudited), Continued




                                                                                         SIX MONTHS ENDED
                                                                                             JUNE 30,
                                                                                       2000          1999
                                                                                    ------------  ------------
                                                                                          (IN THOUSANDS)






Cash flows from financing activities:
    Policyholder deposits                                                         $      30,022        35,427
    Transfers from OakRe                                                                 13,330         8,836
    Transfer to separate accounts                                                       (22,871)      (23,006)
    Return of policyholder deposits                                                     (21,532)      (19,713)
    Capital contributions received                                                        2,500         1,000
                                                                                    ------------  ------------

             Net cash provided by financing activities                                    1,449         2,544
                                                                                    ------------  ------------

             Increase in cash and cash equivalents                                        6,027           261

Cash and cash equivalents - beginning of period                                           2,199         6,989
                                                                                    ------------  ------------

Cash and cash equivalents - end of period                                         $       8,226         7,250
                                                                                    ============  ============


See accompanying notes to unaudited financial statements.


                      COVA FINANCIAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                Notes To Interim Financial Statements (Unaudited)

                             June 30, 2000 and 1999








(1)    BASIS OF PRESENTATION

       The  interim  financial  statements  for Cova  Financial  Life  Insurance
       Company (the Company) have been prepared on the basis of generally accepted accounting principles (GAAP) and, in the opinion of management, reflect all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of results for such periods. The results of operations and cash flows for any interim period are not necessarily indicative of results for the full year. These financial statements should be read in conjunction with the financial statements as of December 31, 1999 and December 31, 1998, and for each of the years in the three-year period ended December 31, 1999 and related notes thereto, presented elsewhere herein. Interim financial data presented herein are unaudited.

(2)      MERGER

       The Company is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). CFSLIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is a wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC).

       On January 6, 2000, GenAmerica Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash. For the purposes of financial reporting, the Company has accounted for the merger as if it took place on January 1, 2000.

(3)      CHANGE IN ACCOUNTING

       Upon the merger, the Company restated its financial statements in accordance with "push down purchase accounting". The net purchase price of approximately $22 million was allocated to the Company based on the fair values of the acquired assets and liabilities, including the estimated value of business acquired. These allocated values were dependent upon policies in force and market conditions at the time of closing. These allocations are summarized below:

                                                                                        JANUARY 1, 2000
                                                                                      ---------------------
                                                                                         (IN THOUSANDS)

        Total investments                                                              $      101,835
        Cash and cash equivalents                                                               2,199
        Value of business acquired                                                             20,180





        Goodwill                                                                                2,933
        Receivable from OakRe                                                                  18,890
        Deferred tax benefits                                                                     129
        Other assets                                                                            1,732
        Separate account assets                                                               186,040
                                                                                         ---------------

           Total assets acquired                                                              333,938
                                                                                         ---------------

        Policyholder deposits                                                                 116,469
        Future policy benefits                                                                  6,508
        Other liabilities                                                                       2,947
        Separate account liabilities                                                          186,035
                                                                                         ---------------

        Total liabilities assumed                                                             311,959
                                                                                         ---------------

            Adjusted purchase price                                                    $       21,979
                                                                                         ===============


       In addition to revaluing all material tangible assets and liabilities to their respective estimated market values at the merger date, the Company also recorded in its financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the value of business acquired to be derived from the purchased and reinsured business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in shareholder's equity of approximately $3 million on January 1, 2000 reflecting the application of push down purchase accounting. The Company's consolidated financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

(4)    INVESTMENTS

       The Company's investments in debt and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at June 30, 2000 are as follows:








                                                                          JUNE 30, 2000
                                           -----------------------------------------------------------------------------
                                                               GROSS          GROSS         ESTIMATED
                                             AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                               COST            GAINS          LOSSES          VALUE           VALUE
                                           --------------  -------------- --------------- --------------- --------------
                                                                          (IN THOUSANDS)

        Debt securities:
            Corporate securities         $       72,763            613         (1,945)          71,431          71,431
            Mortgage-backed securities            8,966             10            (45)           8,931           8,931
        Asset-backed securities                  13,621            152           (224)          13,549          13,549
                                           --------------  -------------- --------------- --------------- --------------

                Total debt securities            95,350            775         (2,214)          93,911          93,911

        Mortgage loans (net)                      5,296             41              -            5,337           5,296
        Policy loans                              1,040              -              -            1,040           1,040
                                           --------------  -------------- --------------- --------------- --------------

                Total investments        $      101,686            816         (2,214)         100,288         100,247
                                           ==============  ============== =============== =============== ==============

        Company's beneficial interest
            in separate accounts
                                         $           12              -              -               12              12
                                           ==============  ============== =============== =============== ==============


        The Company had one impaired debt security with estimated fair value of approximately $100,000, and all debt securities are income producing at June 30 2000. The Company's valuation allowance for potential losses on mortgage loans is $40,000 at June 30, 2000.

        The amortized cost and estimated fair value of debt securities at June 30, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.







                                                                          JUNE 30, 2000

                                                                   ------------------------------
                                                                                     ESTIMATED
                                                                     AMORTIZED         FAIR
                                                                        COST          VALUE
                                                                   --------------  --------------
                                                                         (IN THOUSANDS)

        Less than one year                                       $        4,191           4,192
        Due after one year through five years                            32,977          31,799
        Due after five years through ten years                           29,879          29,612
        Due after ten years                                               5,716           5,828
        Mortgage-backed securities                                       22,587          22,480
                                                                   --------------  --------------

                      Total                                      $       95,350          93,911
                                                                   ==============  ==============



        At June 30, 2000, approximately 92.2% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 7.8% noninvestment grade debt securities, 5.8% are rated as BB, 1.0% are rated as B, and 1.0 % are rated C and treated as impaired.

        The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:


                                                                        SIX MONTHS ENDED        THREE MONTHS ENDED
                                                                            JUNE 30,                  JUNE 30,
                                                                      2000          1999         2000         1999
                                                                   -----------  ------------- ------------ -----------
                                                                                    (IN THOUSANDS)

        Income on debt securities                                $    4,015         3,565        2,011        1,790
        Income on mortgage loans                                        244           217          121          126
        Income on short-term investments                                 91            96           59           52
        Interest on policy loans                                         39            41           20           21
        Miscellaneous interest                                           18             1           10            1
                                                                   ------------  ------------ ------------ -------------
               Total investment income                                4,407         3,920        2,221        1,990
        Investment expenses                                             (58)          (65)         (28)         (34)
                                                                  ------------  ------------ ------------ -------------
               Net investment income                             $    4,349         3,855        2,193        1,956





                                                                   ============  ============ ============ =============

        Net realized capital losses - debt securities            $      (31)           (4)         (36)         (42)
                                                                   ============  ============ ============ =============


                                                                                    JUNE 30, 2000      DECEMBER 31,
                                                                                      UNAUDITED            1999
                                                                                   ----------------    ---------------
                                                                                              (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Debt securities                                                      $     (1,439)            (6,122)
            Effects on deferred acquisition costs amortization                              -              2,793
            Effects on PVFP amortization                                                    -                735
            Effects on VOBA amortization                                                1,007                  -
                                                                                   -----------------   ---------------
               Unrealized appreciation before income tax                                 (432)            (2,594)
            Unrealized income tax expense                                                 151                908
                                                                                   -----------------   ---------------
               Net change in unrealized appreciation                             $       (281)            (1,686)
                                                                                   =================   ===============



(5)    SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

       The Company does not have any individual security that exceeds 10% of shareholder's equity at June 30, 2000.

(6)    STATUTORY SURPLUS

       As of June 30, 2000, the Company's statutory capital and surplus was $11,119,295. The Company's statutory net losses for the periods ended June 30, 2000 and 1999 were $796,169 and $418,255, respectively.

(7)    RELATED-PARTY TRANSACTIONS

       On October 31, 1999, the Company's affiliate Cova Life Management Company
       (CLMC) purchased the remaining 51% interest in Cova Life Administrative Service Company (CLASC) from another affiliate, Navisys Incorporated, for $1,184,414.

       The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management, which provides investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's ultimate parent, GALIC. Expenses and fees paid to affiliated companies as of June 30, 2000 and 1999 were $629,730 and $489,502 respectively.

(8)    REINSURANCE

       Effective July 25, 1999, the company entered into a modified coinsurance agreement with MetLife. Under the agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a permanent guarantee by MetLife of new and renewed business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife. On January 6, 2000, the Company discontinued ceding new business under the modified coinsurance agreement with MetLife.

(9)    SUBSEQUENT EVENT

       On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe Life Insurance Company (OakRe). On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe.

(10)   OTHER

       Certain 1999 amounts have been reclassified to conform to the 2000 presentation.

SUPPLEMENT TO VERSION B OF THE PROSPECTUS


COVA FINANCIAL LIFE INSURANCE COMPANY

COVA VARIABLE LIFE ACCOUNT FIVE

Supplement dated September 1, 2000


The following supplements certain information contained in your Cova Flexible Premium Variable Life Insurance Policy prospectus:

1. The following changes are made to the "Executive Officers and Directors"
   section in Part II of the prospectus:


        o Lorry E. Stensrud, William C. Mair, John W. Barber, Douglas E. Jacobs and Myron H. Sandberg are deleted.

        o   The following replaces the information for Mark E. Reynolds:

          President and Director of Cova, CFSLIC and FCLIC - June, 2000 to present; Executive Vice President and Director of Cova and

          CFSLIC - May, 1997 to June, 2000; Chief Financial Officer and Director of FCLIC - May, 1997 to present; Executive Vice President of CLMC - May, 1997 to present; Executive Vice President and Director of Advisory - December, 1996 to present; Executive Vice President and Director of Allocation - December, 1996 to present.

       o The following information is added:

          James A. Shepherdson III - Chairman of the Board and a Director of Cova and CFSLIC since June, 2000; Co-Chief Executive Officer, MetLife Security First Group - April, 2000 to present; Co-Chief Executive Officer, Equitable Distributors, Inc. - April, 1996 to April, 2000; Chief Operating Officer, McGuinness Companies and Chief Operating Officer, Endeavor Group - September, 1978 to March, 1996.

          Gregory P. Brakovich - Director of Cova and CFSLIC since June, 2000; Co-Chief Executive Officer, Security First Group, Inc. - April, 2000 to present; Co-Chief Executive Officer, Equitable Distributors Inc. - March, 1996 to April, 2000; Consultant/Managing Director, Bankers Trust Co. - June, 1992 to March, 1996.

       o The following supplements the information for Bernard J. Spaulding and Peter L. Witkewiz, respectively:

          Bernard J. Spaulding - Director of Cova, CFSLIC and FCLIC since June, 2000.

          Peter L.  Witkewiz - Director  of Cova,  CFSLIC and FCLIC  since June,
          2000.

2.  The following financial statements are added to the prospectus:

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
June 30, 2000
Unaudited


Assets:
  Investments:
    Cova Series Trust (Cova):
       Lord Abbett Growth and Income Portfolio         15,063 shares at a net asset value of   $22.879850 per share  $ 344,648
       Bond Debenture Portfolio                        14,283 shares at a net asset value of   $11.818836 per share    168,814
       Developing Growth Portfolio                         16 shares at a net asset value of   $12.436639 per share        195
       Large Cap Research Portfolio                     9,636 shares at a net asset value of   $12.981956 per share    125,097
       Mid-Cap Value Portfolio                          5,433 shares at a net asset value of   $13.030863 per share     70,796
       Quality Bond Portfolio                              20 shares at a net asset value of   $10.407309 per share        205
       Small Cap Stock Portfolio                        7,489 shares at a net asset value of   $16.700167 per share    125,066
       Large Cap Stock Portfolio                       28,726 shares at a net asset value of   $18.543961 per share    532,693
       Select Equity Portfolio                         14,728 shares at a net asset value of   $14.816764 per share    218,221
       International Equity Portfolio                  10,811 shares at a net asset value of   $14.530295 per share    157,080
    General American Capital Company (GACC):
       Money Market Fund                                   69 shares at a net asset value of   $20.873908 per share      1,441
    Russell Insurance Funds (Russell):
       Multi-Style Equity Fund                              6 shares at a net asset value of       $15.57 per share         98
       Aggressive Equity Fund                               7 shares at a net asset value of       $13.48 per share         99
       Non-US Fund                                          8 shares at a net asset value of       $13.11 per share        101
       Core Bond Fund                                      10 shares at a net asset value of        $9.85 per share        102
       Real Estate Securities Fund                         11 shares at a net asset value of        $9.73 per share        103
    AIM Variable Insurance Funds, Inc. (AIM):
       AIM V.I. Value Fund                              4,877 shares at a net asset value of       $33.41 per share    162,951
       AIM V.I. Capital Appreciation Fund               1,076 shares at a net asset value of       $38.51 per share     41,432
       AIM V.I. International Equity Fund                   7 shares at a net asset value of       $26.11 per share        194
    Alliance Variable Products Series Fund,
            Inc. (Alliance):
       Premier Growth Portfolio                             2 shares at a net asset value of       $39.60 per share         98
       Real Estate Investment Portfolio                    11 shares at a net asset value of        $9.84 per share        104
    Liberty Variable Investment Trust (Liberty):
       Newport Tiger Fund, Variable Series                 40 shares at a net asset value of        $2.61 per share        104
    Goldman Sachs Variable Insurance Trust
            (Goldman Sachs):
       Growth and Income Fund                               9 shares at a net asset value of       $10.97 per share        100
       International Equity Fund                            7 shares at a net asset value of       $14.24 per share        100
       Global Income Fund                                  10 shares at a net asset value of       $10.15 per share        101
    Kemper Variable Series (Kemper):
       Kemper Small Cap Growth Portfolio                   39 shares at a net asset value of    $2.639950 per share        103
       Kemper Small Cap Value Portfolio                    93 shares at a net asset value of    $1.058730 per share         99
       Kemper Government Securities Portfolio              91 shares at a net asset value of    $1.120430 per share        102
    MFS Variable Insurance Trust (MFS):
       MFS Research Series                                  4 shares at a net asset value of       $23.24 per share        101





       MFS Growth with Income Series                        5 shares at a net asset value of       $21.15 per share        100
       MFS Emerging Growth Series                           3 shares at a net asset value of       $35.05 per share         98
       MFS High Income Series                               9 shares at a net asset value of       $10.57 per share        100
       MFS Global Governments Series                       11 shares at a net asset value of        $9.68 per share        102
    Oppenheimer Variable Account Funds (Oppenheimer):
       Oppenheimer Capital Appreciation Fund                2 shares at a net asset value of       $51.14 per share         99
       Oppenheimer Main Street Growth & Income Fund         4 shares at a net asset value of       $23.35 per share         99
       Oppenheimer High Income Fund                        11 shares at a net asset value of        $9.57 per share        101
       Oppenheimer Bond Fund                                9 shares at a net asset value of       $10.81 per share        102
       Oppenheimer Strategic Bond Fund                     22 shares at a net asset value of        $4.65 per share        102

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
June 30, 2000
Unaudited


Assets, continued:
  Investments, continued:
     Putnam Variable Trust (Putnam)
        Putnam VT Growth and Income Fund                     4 shares at a net asset value of     $23.21 per share         $ 98
        Putnam VT New Value Fund                             9 shares at a net asset value of     $11.36 per share          101
        Putnam VT Vista Fund                                 4 shares at a net asset value of     $23.79 per share          102
        Putnam VT International Growth Fund                  5 shares at a net asset value of     $19.69 per share          102
        Putnam VT International New Opportunities Fund       5 shares at a net asset value of     $18.87 per share           92
     Franklin Templeton Variable Insurance Products
             Trust (Templeton)
        Templeton Global Income Securities Fund              9 shares at a net asset value of     $11.07 per share          101
        Franklin Small Cap Fund                            322 shares at a net asset value of     $26.52 per share        8,551
        Templeton Growth Securities Fund                 3,038 shares at a net asset value of     $13.26 per share       40,278
        Templeton International Securities Fund             11 shares at a net asset value of     $19.31 per share          215
        Templeton Developing Markets Securities Fund        15 shares at a net asset value of      $6.39 per share           99
        Mutual Shares Securities Fund                        8 shares at a net asset value of     $12.69 per share           99
        Franklin Large Cap Growth Securities Fund            6 shares at a net asset value of     $22.28 per share          138
                                                                                                                    ------------
          Total assets                                                                                              $ 2,001,227
                                                                                                                    ============




Net Assets:
    Accumulation units:
       Cova Lord Abbett Growth and Income        28,293  accumulation units at        $12.178101 per unit         344,648





       Cova Bond Debenture                       15,672  accumulation units at        $10.765079 per unit         168,814
       Cova Developing Growth                         9  accumulation units at        $11.720493 per unit             195
       Cova Large Cap Research                    9,532  accumulation units at        $13.113251 per unit         125,097
       Cova Mid-Cap Value                         5,933  accumulation units at        $11.915384 per unit          70,796
       Cova Quality Bond                             10  accumulation units at        $10.935050 per unit             205
       Cova Small Cap Stock                       9,647  accumulation units at        $12.954078 per unit         125,066
       Cova Large Cap Stock                      38,110  accumulation units at        $13.975272 per unit         532,693
       Cova Select Equity                        17,487  accumulation units at        $12.473352 per unit         218,221
       Cova International Equity                 12,055  accumulation units at        $13.021727 per unit         157,080
       GACC Money Market                            118  accumulation units at        $11.351072 per unit           1,441
       Russell Multi-Style Equity                    10  accumulation units at         $9.839318 per unit              98
       Russell Aggressive Equity                     10  accumulation units at         $9.924708 per unit              99
       Russell Non-US                                10  accumulation units at        $10.044600 per unit             101
       Russell Core Bond                             10  accumulation units at        $10.187476 per unit             102
       Russell Real Estate Securities                10  accumulation units at        $10.276129 per unit             103
       AIM V.I. Value                            13,869  accumulation units at        $11.742562 per unit         162,951
       AIM V.I. Capital Appreciation              2,742  accumulation units at        $15.072152 per unit          41,432
       AIM V.I. International Equity                 10  accumulation units at         $9.699112 per unit             194
       Alliance Premier Growth                       10  accumulation units at         $9.805973 per unit              98
       Alliance Real Estate Investment               10  accumulation units at        $10.380389 per unit             104
       Liberty Newport Tiger Fund, Variable          10  accumulation units at        $10.430572 per unit             104
       Goldman Sachs Growth and Income               10  accumulation units at         $9.963734 per unit             100
       Goldman Sachs International Equity            10  accumulation units at         $9.990964 per unit             100
       Goldman Sachs Global Income                   10  accumulation units at        $10.110501 per unit             101


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
June 30, 2000
Unaudited

Net Assets, continued:
    Accumulation units, continued:
       Kemper Small Cap Growth                         10  accumulation units at     $10.313208 per unit                   $ 103
       Kemper Small Cap Value                          10  accumulation units at      $9.863794 per unit                      99
       Kemper Government Securities                    10  accumulation units at     $10.200453 per unit                     102
       MFS Research                                    10  accumulation units at     $10.042841 per unit                     101
       MFS Growth with Income                          10  accumulation units at     $10.009910 per unit                     100
       MFS Emerging Growth                             10  accumulation units at      $9.809074 per unit                      98
       MFS High Income                                 10  accumulation units at     $10.000426 per unit                     100
       MFS Global Governments                          10  accumulation units at     $10.223319 per unit                     102
       Oppenheimer Capital Appreciation                10  accumulation units at      $9.938508 per unit                      99
       Oppenheimer Main Street Growth & Income         10  accumulation units at      $9.935662 per unit                      99
       Oppenheimer High Income                         10  accumulation units at     $10.085815 per unit                     101
       Oppenheimer Bond                                10  accumulation units at     $10.179298 per unit                     102
       Oppenheimer Strategic Bond                      10  accumulation units at     $10.143666 per unit                     102





       Putnam VT Growth and Income                     10  accumulation units at      $9.784413 per unit                      98
       Putnam VT New Value                             10  accumulation units at     $10.088674 per unit                     101
       Putnam VT Vista                                 10  accumulation units at     $10.161851 per unit                     102
       Putnam VT International Growth                  10  accumulation units at     $10.187588 per unit                     102
       Putnam VT International New Opportunities       10  accumulation units at      $9.160794 per unit                      92
       Templeton Global Income Securities              10  accumulation units at     $10.078554 per unit                     101
       Franklin Small Cap                             572  accumulation units at     $14.756923 per unit                   8,551
       Templeton Growth Securities                  3,534  accumulation units at     $11.398217 per unit                  40,278
       Templeton International Securities              10  accumulation units at     $10.889422 per unit                     215
       Templeton Developing Markets Securities         10  accumulation units at      $9.852198 per unit                      99
       Templeton Mutual Shares Securities              10  accumulation units at      $9.866570 per unit                      99
       Franklin Large Cap Growth Securities            10  accumulation units at     $13.758849 per unit                     138
                                                                                                                -----------------
            Total net assets                                                                                         $ 2,001,227
                                                                                                                =================


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                                                       Cova
                                              ------------------------------------------------------------------------------------
                                               Lord Abbett
                                                Growth                                 Large                              Small
                                                  and         Bond      Developing      Cap        Mid-Cap     Quality     Cap
                                                Income      Debenture    Growth      Research       Value       Bond      Stock
                                              -----------  ----------  -----------  -----------  -----------  --------  ----------
Investment income:
   Dividends                                $      4,145      11,106            -          311          209        12           1

Expenses:
   Mortality and expense risk                          -           -            -            -            -         -           -
                                              -----------  ----------  -----------  -----------  -----------  --------  ----------
       Net investment income (loss)                4,145      11,106            -          311          209        12           1
                                              -----------  ----------  -----------  -----------  -----------  --------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                           69          40            -           59           14         -       3,319
   Realized gain distributions                     5,756           -           10       11,177          444         -       4,940





                                              -----------  ----------  -----------  -----------  -----------  --------  ----------
       Net realized gain (loss)                    5,825          40           10       11,236          458         -       8,259
                                              -----------  ----------  -----------  -----------  -----------  --------  ----------

Change in unrealized appreciation                 (9,315)     (8,722)         (28)     (17,226)      10,050        (7)     (5,881)
                                              -----------  ----------  -----------  -----------  -----------  --------  ----------

       Net increase (decrease) in net
         assets from operations             $        655       2,424          (18)      (5,679)      10,717         5       2,379
                                              ===========  ==========  ===========  ===========  ===========  ========  ==========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                           Cova                        GACC                    Russell
                                            --------------------------------------  -----------  ----------------------------------

                                               Large                                               Multi-
                                                Cap       Select     International     Money       Style      Aggressive
                                               Stock      Equity        Equity        Market       Equity      Equity      Non-US
                                            -----------  ---------  --------------  -----------  ----------  -----------  ---------
Investment income:
   Dividends                              $      3,286      1,074             667            -           -            -          -

Expenses:
   Mortality and expense risk                        -          -               -            -           -            -          -
                                            -----------  ---------  --------------  -----------  ----------  -----------  ---------
       Net investment income (loss)              3,286      1,074             667            -           -            -          -
                                            -----------  ---------  --------------  -----------  ----------  -----------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       (226)      (914)            122        6,755           -            -          -
   Realized gain distributions                  40,933     14,402           9,711            -           -            -          -
                                            -----------  ---------  --------------  -----------  ----------  -----------  ---------
       Net realized gain (loss)                 40,707     13,488           9,833        6,755           -            -          -
                                            -----------  ---------  --------------  -----------  ----------  -----------  ---------

Change in unrealized appreciation              (50,826)   (14,915)        (16,819)      (3,710)         (2)          (1)         1
                                            -----------  ---------  --------------  -----------  ----------  -----------  ---------

       Net increase (decrease) in net
         assets from operations           $     (6,833)      (353)         (6,319)       3,045          (2)          (1)         1





                                            ===========  =========  ==============  ===========  ==========  ===========  =========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                    Russell                            AIM                          Alliance
                                             ---------------------  ---------------------------------------  -----------------------

                                                          Real                     V.I.           V.I.                      Real
                                               Core      Estate       V.I.       Capital      International   Premier      Estate
                                               Bond     Securities   Value     Appreciation      Equity       Growth     Investment
                                             --------  -----------  --------  -------------- --------------  ---------  ------------
Investment income:
   Dividends                               $       -            -         -               -              -          -             -

Expenses:
   Mortality and expense risk                      -            -         -               -              -          -             -
                                             --------  -----------  --------  -------------- --------------  ---------  ------------
       Net investment income (loss)                -            -         -               -              -          -             -
                                             --------  -----------  --------  -------------- --------------  ---------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -            -        68              99              -          -             -
   Realized gain distributions                     -            -         -               -              -          5             4
                                             --------  -----------  --------  -------------- --------------  ---------  ------------
       Net realized gain (loss)                    -            -        68              99              -          5             4
                                             --------  -----------  --------  -------------- --------------  ---------  ------------

Change in unrealized appreciation                  2            3      (638)          2,665             (6)        (7)            -
                                             --------  -----------  --------  -------------- --------------  ---------  ------------

       Net increase (decrease) in net
         assets from operations            $       2            3      (570)          2,764             (6)        (2)            4
                                             ========  ===========  ========  ============== ==============  =========  ============

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited

                                              Liberty                Goldman Sachs                            Kemper
                                            -----------  ---------------------------------------  ----------------------------------
                                              Newport
                                               Tiger      Growth                                   Small      Small
                                               Fund         and      International     Global       Cap        Cap      Government
                                             Variable     Income        Equity         Income      Growth     Value     Securities
                                            -----------  ---------  ---------------  -----------  --------  ---------  -------------
Investment income:
   Dividends                              $          -          -                -            -         -          -              -

Expenses:
   Mortality and expense risk                        -          -                -            -         -          -              -
                                            -----------  ---------  ---------------  -----------  --------  ---------  -------------
       Net investment income (loss)                  -          -                -            -         -          -              -
                                            -----------  ---------  ---------------  -----------  --------  ---------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                          -          -                -            -         -          -              -
   Realized gain distributions                       -          -                -            -         -          -              -
                                            -----------  ---------  ---------------  -----------  --------  ---------  -------------
       Net realized gain (loss)                      -          -                -            -         -          -              -
                                            -----------  ---------  ---------------  -----------  --------  ---------  -------------

Change in unrealized appreciation                    4          -                -            1         3         (1)             2
                                            -----------  ---------  ---------------  -----------  --------  ---------  -------------

       Net increase (decrease) in net
         assets from operations           $          4          -                -            1         3         (1)             2
                                            ===========  =========  ===============  ===========  ========  =========  =============


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                                      MFS                                       Oppenheimer
                                           ------------------------------------------------------------  --------------------------
                                                                                                                        Main Street
                                                        Growth                                                            Growth





                                                          and      Emerging      High        Global         Capital          &
                                            Research    Income      Growth      Income    Governments     Appreciation    Income
                                           ----------  ---------  -----------  --------  --------------  -------------  -----------
Investment income:
   Dividends                             $         -          -            -         -               -              -            -

Expenses:
   Mortality and expense risk                      -          -            -         -               -              -            -
                                           ----------  ---------  -----------  --------  --------------  -------------  -----------
       Net investment income (loss)                -          -            -         -               -              -            -
                                           ----------  ---------  -----------  --------  --------------  -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -          -            -         -               -              -            -
   Realized gain distributions                     -          -            -         -               -              -            -
                                           ----------  ---------  -----------  --------  --------------  -------------  -----------
       Net realized gain (loss)                    -          -            -         -               -              -            -
                                           ----------  ---------  -----------  --------  --------------  -------------  -----------

Change in unrealized appreciation                  1          -           (2)        -               2             (1)          (1)
                                           ----------  ---------  -----------  --------  --------------  -------------  -----------

       Net increase (decrease) in net
         assets from operations          $         1          -           (2)        -               2             (1)          (1)
                                           ==========  =========  ===========  ========  ==============  =============  ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                           Oppenheimer                                 Putnam
                                         ----------------------------------- ---------------------------------------------------
                                                                                 VT
                                                                               Growth         VT                        VT
                                            High                  Strategic      and          New         VT       International
                                           Income       Bond        Bond       Income        Value       Vista        Growth
                                         -----------  ---------  ----------- -----------  -----------  ---------  --------------
Investment income:
   Dividends                           $          -          -            -           -            -          -               -

Expenses:
   Mortality and expense risk                     -          -            -           -            -          -               -





                                         -----------  ---------  ----------- -----------  -----------  ---------  --------------
       Net investment income (loss)               -          -            -           -            -          -               -
                                         -----------  ---------  ----------- -----------  -----------  ---------  --------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       -          -            -           -            -          -               -
   Realized gain distributions                    -          -            -           -            -          -               -
                                         -----------  ---------  ----------- -----------  -----------  ---------  --------------
       Net realized gain (loss)                   -          -            -           -            -          -               -
                                         -----------  ---------  ----------- -----------  -----------  ---------  --------------

Change in unrealized appreciation                 1          2            2          (2)           1          2               2
                                         -----------  ---------  ----------- -----------  -----------  ---------  --------------

       Net increase (decrease) in net
         assets from operations        $          1          2            2          (2)           1          2               2
                                         ===========  =========  =========== ===========  ===========  =========  ==============

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                Putnam                                        Templeton
                                            --------------- ------------------------------------------------------------------------
                                                  VT
                                             International    Global    Franklin                            Developing     Mutual
                                                  New         Income     Small     Growth     International   Markets      Shares
                                             Opportunities   Securities   Cap    Securities    Securities   Securities   Securities
                                            --------------- ----------  --------  ---------  -------------  -----------  -----------
Investment income:
   Dividends                              $              -          6        37        443              2            -            -

Expenses:
   Mortality and expense risk                            -          -         -          -              -            -            -
                                            --------------- ----------  --------  ---------  -------------  -----------  -----------
       Net investment income (loss)                      -          6        37        443              2            -            -
                                            --------------- ----------  --------  ---------  -------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                              -          -       (10)       (38)             -            -            -
   Realized gain distributions                           -          -        28      8,360             13            -            -
                                            --------------- ----------  --------  ---------  -------------  -----------  -----------





       Net realized gain (loss)                          -          -        18      8,322             13            -            -
                                            --------------- ----------  --------  ---------  -------------  -----------  -----------

Change in unrealized appreciation                       (8)        (5)   (1,286)    (5,721)            (8)          (1)          (1)
                                            --------------- ----------  --------  ---------  -------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $             (8)         1    (1,231)     3,044              7           (1)          (1)
                                            =============== ==========  ========  =========  =============  ===========  ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                          Templeton
                                                     -------------------
                                                          Franklin
                                                          Large Cap
                                                           Growth
                                                         Securities              Total
                                                     -------------------  -------------------
Investment income:
   Dividends                                       $                  1               21,300

Expenses:
   Mortality and expense risk                                         -                    -
                                                     -------------------  -------------------
       Net investment income (loss)                                   1               21,300
                                                     -------------------  -------------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                                           -                9,357
   Realized gain distributions                                        7               95,790
                                                     -------------------  -------------------
       Net realized gain (loss)                                       7              105,147
                                                     -------------------  -------------------

Change in unrealized appreciation                                     7             (122,389)
                                                     -------------------  -------------------

       Net increase (decrease) in net
         assets from operations                    $                 15                4,058





                                                     ===================  ===================


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                                                                     Cova
                                            ---------------------------------------------------------------------------------------
                                             Lord Abbett
                                              Growth                                 Large                                 Small
                                               and         Bond       Developing      Cap       Mid-Cap      Quality        Cap
                                              Income     Debenture     Growth      Research      Value        Bond         Stock
                                            ----------  -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $     4,145       11,106            -          311         209           12            1
     Net realized gain (loss)                   5,825           40           10       11,236         458            -        8,259
     Change in unrealized appreciation         (9,315)      (8,722)         (28)     (17,226)     10,050           (7)      (5,881)
                                            ----------  -----------  -----------  -----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                               655        2,424          (18)      (5,679)     10,717            5        2,379
                                            ----------  -----------  -----------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                  100          100          100          100         100          100          100
   Cova redemptions                                 -            -            -            -           -            -            -
   Payments received from contract
     owners                                         -            -            -            -           -            -            -
   Transfers between sub-accounts, net        133,258       59,351            -       14,939           -            -       (7,279)
   Transfers for contract benefits,
     terminations and insurance charges        (3,610)      (1,757)           -       (1,376)       (766)           -       (1,508)
                                            ----------  -----------  -----------  -----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         129,748       57,694          100       13,663        (666)         100       (8,687)
                                            ----------  -----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                               130,403       60,118           82        7,984      10,051          105       (6,308)






Net assets at beginning of period             214,245      108,696          113      117,113      60,745          100      131,374
                                            ----------  -----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period               $   344,648      168,814          195      125,097      70,796          205      125,066
                                            ==========  ===========  ===========  ===========  ==========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                                           Cova                       GACC                     Russell
                                            -------------------------------------  -----------  ----------------------------------

                                              Large                                               Multi-
                                               Cap        Select    International    Money        Style      Aggressive
                                              Stock       Equity       Equity        Market       Equity       Equity      Non-US
                                            ----------  ----------  -------------  -----------  -----------  -----------  --------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $     3,286       1,074            667            -            -            -         -
     Net realized gain (loss)                  40,707      13,488          9,833        6,755            -            -         -
     Change in unrealized appreciation        (50,826)    (14,915)       (16,819)      (3,710)          (2)          (1)        1
                                            ----------  ----------  -------------  -----------  -----------  -----------  --------
       Net increase (decrease) from
         operations                            (6,833)       (353)        (6,319)       3,045           (2)          (1)        1
                                            ----------  ----------  -------------  -----------  -----------  -----------  --------

Contract transactions:
   Cova payments                                  100         100            100            -          100          100       100
   Cova redemptions                                 -           -              -            -            -            -         -
   Payments received from contract
     owners                                         -           -              -      263,402            -            -         -
   Transfers between sub-accounts, net         94,947      81,529         43,904     (580,983)           -            -         -
   Transfers for contract benefits,
     terminations and insurance charges        (5,938)     (2,264)        (1,745)      (1,580)           -            -         -
                                            ----------  ----------  -------------  -----------  -----------  -----------  --------
       Net increase (decrease) in net
         assets from contract
         transactions                          89,109      79,365         42,259     (319,161)         100          100       100
                                            ----------  ----------  -------------  -----------  -----------  -----------  --------

       Net increase (decrease) in net
         assets                                82,276      79,012         35,940     (316,116)          98           99       101

Net assets at beginning of period             450,417     139,209        121,140      317,557            -            -         -





                                            ----------  ----------  -------------  -----------  -----------  -----------  --------
Net assets at end of period               $   532,693     218,221        157,080        1,441           98           99       101
                                            ==========  ==========  =============  ===========  ===========  ===========  ========

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                                   Russell                       AIM                                Alliance
                                           ---------------------  ---------------------------------------  -------------------------

                                                        Real                     V.I.           V.I.                        Real
                                             Core      Estate       V.I.        Capital      International   Premier       Estate
                                             Bond     Securities    Value     Appreciation     Equity        Growth      Investment
                                           --------- -----------  ---------  -------------  -------------  -----------  ------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $        -           -          -              -              -            -             -
     Net realized gain (loss)                     -           -         68             99              -            5             4
     Change in unrealized appreciation            2           3       (638)         2,665             (6)          (7)            -
                                           --------- -----------  ---------  -------------  -------------  -----------  ------------
       Net increase (decrease) from
         operations                               2           3       (570)         2,764             (6)          (2)            4
                                           --------- -----------  ---------  -------------  -------------  -----------  ------------

Contract transactions:
   Cova payments                                100         100        100            100            200          100           100
   Cova redemptions                               -           -          -              -              -            -             -
   Payments received from contract
     owners                                       -           -          -              -              -            -             -
   Transfers between sub-accounts, net            -           -    101,401         11,823              -            -             -
   Transfers for contract benefits,
     terminations and insurance charges           -           -     (1,640)          (426)             -            -             -
                                           --------- -----------  ---------  -------------  -------------  -----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                           100         100     99,861         11,497            200          100           100
                                           --------- -----------  ---------  -------------  -------------  -----------  ------------

       Net increase (decrease) in net
         assets                                 102         103     99,291         14,261            194           98           104

Net assets at beginning of period                 -           -     63,660         27,171              -            -             -
                                           --------- -----------  ---------  -------------  -------------  -----------  ------------





Net assets at end of period              $      102         103    162,951         41,432            194           98           104
                                           ========= ===========  =========  =============  =============  ===========  ============



COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                             Liberty                  Goldman Sachs                        Kemper
                                           -----------  ------------------------------------  -----------------------------------
                                             Newport
                                              Tiger       Growth                                Small      Small
                                              Fund          and      International   Global      Cap        Cap      Government
                                            Variable      Income        Equity       Income     Growth     Value     Securities
                                           -----------  -----------  -------------  --------  ----------  --------  -------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $          -            -              -         -           -         -              -
     Net realized gain (loss)                       -            -              -         -           -         -              -
     Change in unrealized appreciation              4            -              -         1           3        (1)             2
                                           -----------  -----------  -------------  --------  ----------  --------  -------------
       Net increase (decrease) from
         operations                                 4            -              -         1           3        (1)             2
                                           -----------  -----------  -------------  --------  ----------  --------  -------------

Contract transactions:
   Cova payments                                  100          100            100       100         100       100            100
   Cova redemptions                                 -            -              -         -           -         -              -
   Payments received from contract
     owners                                         -            -              -         -           -         -              -
   Transfers between sub-accounts, net              -            -              -         -           -         -              -
   Transfers for contract benefits,
     terminations and insurance charges             -            -              -         -           -         -              -
                                           -----------  -----------  -------------  --------  ----------  --------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                             100          100            100       100         100       100            100
                                           -----------  -----------  -------------  --------  ----------  --------  -------------

       Net increase (decrease) in net
         assets                                   104          100            100       101         103        99            102

Net assets at beginning of period                   -            -              -         -           -         -              -





                                           -----------  -----------  -------------  --------  ----------  --------  -------------
Net assets at end of period              $        104          100            100       101         103        99            102
                                           ===========  ===========  =============  ========  ==========  ========  =============

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                                                       MFS                                      Oppenheimer
                                           ------------------------------------------------------------  -------------------------
                                                                                                                       Main Street
                                                        Growth                                                           Growth
                                                          and       Emerging      High       Global        Capital          &
                                            Research    Income       Growth      Income    Governments    Appreciation   Income
                                           ---------  -----------  -----------  --------  -------------  ------------  -----------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $        -            -            -         -              -             -            -
     Net realized gain (loss)                     -            -            -         -              -             -            -
     Change in unrealized appreciation            1            -           (2)        -              2            (1)          (1)
                                           ---------  -----------  -----------  --------  -------------  ------------  -----------
       Net increase (decrease) from
         operations                               1            -           (2)        -              2            (1)          (1)
                                           ---------  -----------  -----------  --------  -------------  ------------  -----------

Contract transactions:
   Cova payments                                100          100          100       100            100           100          100
   Cova redemptions                               -            -            -         -              -             -            -
   Payments received from contract
     owners                                       -            -            -         -              -             -            -
   Transfers between sub-accounts, net            -            -            -         -              -             -            -
   Transfers for contract benefits,
     terminations and insurance charges           -            -            -         -              -             -            -
                                           ---------  -----------  -----------  --------  -------------  ------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           100          100          100       100            100           100          100
                                           ---------  -----------  -----------  --------  -------------  ------------  -----------

       Net increase (decrease) in net
         assets                                 101          100           98       100            102            99           99

Net assets at beginning of period                 -            -            -         -              -             -            -
                                           ---------  -----------  -----------  --------  -------------  ------------  -----------





Net assets at end of period              $      101          100           98       100            102            99           99
                                           =========  ===========  ===========  ========  =============  ============  ===========

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                                       Oppenheimer                                 Putnam
                                            --------------------------------  ---------------------------------------------------
                                                                                  VT
                                                                                Growth         VT                        VT
                                               High                 Strategic     and          New          VT       International
                                              Income       Bond      Bond       Income        Value       Vista        Growth
                                            -----------  --------  ---------  -----------  -----------  ----------  -------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $          -         -          -            -            -           -              -
     Net realized gain (loss)                        -         -          -            -            -           -              -
     Change in unrealized appreciation               1         2          2           (2)           1           2              2
                                            -----------  --------  ---------  -----------  -----------  ----------  -------------
       Net increase (decrease) from
         operations                                  1         2          2           (2)           1           2              2
                                            -----------  --------  ---------  -----------  -----------  ----------  -------------

Contract transactions:
   Cova payments                                   100       100        100          100          100         100            100
   Cova redemptions                                  -         -          -            -            -           -              -
   Payments received from contract
     owners                                          -         -          -            -            -           -              -
   Transfers between sub-accounts, net               -         -          -            -            -           -              -
   Transfers for contract benefits,
     terminations and insurance charges              -         -          -            -            -           -              -
                                            -----------  --------  ---------  -----------  -----------  ----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                              100       100        100          100          100         100            100
                                            -----------  --------  ---------  -----------  -----------  ----------  -------------

       Net increase (decrease) in net
         assets                                    101       102        102           98          101         102            102

Net assets at beginning of period                    -         -          -            -            -           -              -
                                            -----------  --------  ---------  -----------  -----------  ----------  -------------
Net assets at end of period               $        101       102        102           98          101         102            102





                                            ===========  ========  =========  ===========  ===========  ==========  =============

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                              Putnam                                   Templeton
                                           -------------  -------------------------------------------------------------------------
                                                VT
                                            International   Global      Franklin                              Developing   Mutual
                                                New         Income       Small      Growth    International    Markets     Shares
                                            Opportunities  Securities     Cap      Securities  Securities     Securities  Securities
                                           -------------  -----------  ---------  ----------  -------------  -----------  ---------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $            -            6         37         443              2            -          -
     Net realized gain (loss)                         -            -         18       8,322             13            -          -
     Change in unrealized appreciation               (8)          (5)    (1,286)     (5,721)            (8)          (1)        (1)
                                           -------------  -----------  ---------  ----------  -------------  -----------  ---------
       Net increase (decrease) from
         operations                                  (8)           1     (1,231)      3,044              7           (1)        (1)
                                           -------------  -----------  ---------  ----------  -------------  -----------  ---------

Contract transactions:
   Cova payments                                    100            -        100           -            100          100        100
   Cova redemptions                                   -            -          -           -              -            -          -
   Payments received from contract
     owners                                           -            -          -           -              -            -          -
   Transfers between sub-accounts, net                -            -      9,596      37,512              -            -          -
   Transfers for contract benefits,
     terminations and insurance charges               -            -        (55)       (388)             -            -          -
                                           -------------  -----------  ---------  ----------  -------------  -----------  ---------
       Net increase (decrease) in net
         assets from contract
         transactions                               100            -      9,641      37,124            100          100        100
                                           -------------  -----------  ---------  ----------  -------------  -----------  ---------

       Net increase (decrease) in net
         assets                                      92            1      8,410      40,168            107           99         99

Net assets at beginning of period                     -          100        141         110            108
                                           -------------  -----------  ---------  ----------  -------------  -----------  ---------
Net assets at end of period              $           92          101      8,551      40,278            215           99         99
                                           =============  ===========  =========  ==========  =============  ===========  =========





COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited



                                                    Templeton
                                                ------------------
                                                     Franklin
                                                    Large Cap
                                                      Growth
                                Securities Total
                                                ------------------  -----------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)             $                 1             21,300
     Net realized gain (loss)                                   7            105,147
     Change in unrealized appreciation                          7           (122,389)
                                                ------------------  -----------------
       Net increase (decrease) from
         operations                                            15              4,058
                                                ------------------  -----------------

Contract transactions:
   Cova payments                                                -              4,700
   Cova redemptions                                             -                  -
   Payments received from contract
     owners                                                     -            263,402
   Transfers between sub-accounts, net                          -                 (2)
   Transfers for contract benefits,
     terminations and insurance charges                         -            (23,053)
                                                ------------------  -----------------
       Net increase (decrease) in net
         assets from contract
         transactions                                           -            245,047
                                                ------------------  -----------------

       Net increase (decrease) in net
         assets                                                15            249,105

Net assets at beginning of period                             123          1,752,122
                                                ------------------  -----------------
Net assets at end of period                   $               138          2,001,227
                                                ==================  =================







See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE Statement of Operations Period ended December 31, 1999




                                                                                      Cova
                                            ---------------------------------------------------------------------------------------
                                            Lord Abbett
                                              Growth                                 Large                                Small
                                               and          Bond      Developing      Cap       Mid-Cap     Quality        Cap
                                              Income     Debenture      Growth      Research     Value        Bond        Stock
                                            -----------  -----------  -----------  -----------  ---------  -----------  -----------


Investment income:
   Dividends                              $          -          242            -          156         78            1          213
                                            -----------  -----------  -----------  -----------  ---------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                        (50)           2            -          (13)       (46)           -           77
   Realized gain distributions                       -           78            -            -          -            1            -
                                            -----------  -----------  -----------  -----------  ---------  -----------  -----------
       Net realized gain (loss)                    (50)          80            -          (13)       (46)           1           77
                                            -----------  -----------  -----------  -----------  ---------  -----------  -----------

Change in unrealized appreciation                6,653        3,004           13       10,559     (3,680)          (2)      34,574
                                            -----------  -----------  -----------  -----------  ---------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $      6,603        3,326           13       10,702     (3,648)           -       34,864
                                            ===========  ===========  ===========  ===========  =========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Operations Period ended December 31, 1999

                                                           Cova                       GACC               AIM              Templeton
                                              -----------------------------------  -----------  -----------------------  -----------

                                               Large                                                          V.I.         Global
                                                Cap       Select    International    Money       V.I.       Capital        Income
                                               Stock      Equity       Equity        Market      Value    Appreciation   Securities
                                              ---------  ---------  -------------  -----------  --------  -------------  -----------
Investment income:
   Dividends                                $      329        275            415            -       110             18            -
                                              ---------  ---------  -------------  -----------  --------  -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                       (116)      (167)            31        6,140         6             17            -
   Realized gain distributions                   7,182      9,317          1,110            -       575            558            -
                                              ---------  ---------  -------------  -----------  --------  -------------  -----------
       Net realized gain (loss)                  7,066      9,150          1,141        6,140       581            575            -
                                              ---------  ---------  -------------  -----------  --------  -------------  -----------

Change in unrealized appreciation               16,032    (10,304)        16,888        3,725     4,069          6,608            -
                                              ---------  ---------  -------------  -----------  --------  -------------  -----------

       Net increase (decrease) in net
         assets from operations             $   23,427       (879)        18,444        9,865     4,760          7,201            -
                                              =========  =========  =============  ===========  ========  =============  ===========



COVA VARIABLE LIFE ACCOUNT FIVE Statement of Operations Period ended December 31, 1999




                                                                        Templeton
                                             --------------------------------------------------------
                                                                                          Franklin
                                              Franklin                                   Large Cap
                                               Small        Growth     International       Growth
                                                Cap       Securities     Securities      Securities       Total
                                             -----------  -----------  ---------------  -------------  -------------
Investment income:
   Dividends                               $          -            -                -              -          1,837





                                             -----------  -----------  ---------------  -------------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                           -            -                -              -          5,881
   Realized gain distributions                        -            -                -              -         18,821
                                                                                                       -------------
                                             -----------  -----------  ---------------  -------------  -------------
       Net realized gain (loss)                       -            -                -              -         24,702
                                             -----------  -----------  ---------------  -------------  -------------

Change in unrealized appreciation                    41           10                8             23         88,221
                                             -----------  -----------  ---------------  -------------  -------------

       Net increase (decrease) in net
         assets from operations            $         41           10                8             23        114,760
                                             ===========  ===========  ===============  =============  =============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended December 31, 1999




                                                                                   Cova
                                          ----------------------------------------------------------------------------------------
                                          Lord Abbett
                                            Growth                                Large                                  Small
                                             and          Bond     Developing      Cap        Mid-Cap      Quality        Cap
                                            Income     Debenture     Growth      Research      Value         Bond        Stock
                                          -----------  ----------- -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                   $         -          242           -          156           78            1          213
     Net realized gain (loss)                    (50)          80           -          (13)         (46)           1           77
     Change in unrealized appreciation         6,653        3,004          13       10,559       (3,680)          (2)      34,574
                                          -----------  ----------- -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                            6,603        3,326          13       10,702       (3,648)           -       34,864
                                          -----------  ----------- -----------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                 100          100         100          100          100          100          100
   Cova redemptions                                -            -           -            -            -            -            -





   Payments received from contract
     owners                                        -            -           -            -            -            -            -
   Transfers between sub-accounts, net       209,709      105,997           -      107,473       65,008            -       97,560
   Transfers for contract benefits,
     terminations and insurance charges       (2,167)        (727)          -       (1,162)        (715)           -       (1,150)
                                          -----------  ----------- -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        207,642      105,370         100      106,411       64,393          100       96,510
                                          -----------  ----------- -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                              214,245      108,696         113      117,113       60,745          100      131,374

Net assets at beginning of period                  -            -           -            -            -            -            -
                                          -----------  ----------- -----------  -----------  -----------  -----------  -----------
Net assets at end of period              $   214,245      108,696         113      117,113       60,745          100      131,374
                                          ===========  =========== ===========  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended December 31, 1999




                                                          Cova                     GACC               AIM                Templeton
                                        --------------------------------------  -----------  ------------------------  -------------

                                         Large                                                              V.I.          Global
                                          Cap       Select     International      Money        V.I.       Capital         Income
                                         Stock      Equity         Equity         Market      Value     Appreciation    Securities
                                        --------  -----------  ---------------  -----------  ---------  -------------  -------------
Increase (decrease) in net assets from
   operations:
     Investment income                 $    329          275              415            -        110             18              -
     Net realized gain (loss)             7,066        9,150            1,141        6,140        581            575              -
     Change in unrealized appreciation   16,032      (10,304)          16,888        3,725      4,069          6,608              -
                                        --------  -----------  ---------------  -----------  ---------  -------------  -------------
       Net increase (decrease) from
         operations                      23,427         (879)          18,444        9,865      4,760          7,201              -
                                        --------  -----------  ---------------  -----------  ---------  -------------  -------------

Contract transactions:
   Cova payments                            100          100              100          300        100            100            100
   Cova redemptions                           -            -                -         (102)         -              -              -
   Payments received from contract





     owners                                   -            -                -    1,654,000          -              -              -
   Transfers between sub-accounts, net  430,747      141,193          103,808   (1,340,545)    59,046         20,004              -
   Transfers for contract benefits,
     terminations and insurance charges  (3,857)      (1,205)          (1,212)      (5,961)      (246)          (134)             -
                                        --------  -----------  ---------------  -----------  ---------  -------------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                   426,990      140,088          102,696      307,692     58,900         19,970            100
                                        --------  -----------  ---------------  -----------  ---------  -------------  -------------

       Net increase (decrease) in net
         assets                         450,417      139,209          121,140      317,557     63,660         27,171            100

Net assets at beginning of period             -            -                -            -          -              -              -
                                        --------  -----------  ---------------  -----------  ---------  -------------  -------------
Net assets at end of period            $450,417      139,209          121,140      317,557     63,660         27,171            100
                                        ========  ===========  ===============  ===========  =========  =============  =============

COVA VARIABLE LIFE ACCOUNT FIVE Statement of Changes in Net Assets Period ended December 31, 1999




                                                                        Templeton
                                                 --------------------------------------------------------
                                                                                             Franklin
                                                  Franklin                                   Large Cap
                                                   Small        Growth     International      Growth
                                                    Cap       Securities    Securities      Securities        Total
                                                 -----------  -----------  --------------  --------------  -------------
Increase (decrease) in net assets from
   operations:
     Investment income                         $          -            -               -               -          1,837
     Net realized gain (loss)                             -            -               -               -         24,702
     Change in unrealized appreciation                   41           10               8              23         88,221
                                                 -----------  -----------  --------------  --------------  -------------
       Net increase (decrease) from
         operations                                      41           10               8              23        114,760
                                                 -----------  -----------  --------------  --------------  -------------

Contract transactions:
   Cova payments                                        100          100             100             100          2,000
   Cova redemptions                                       -            -               -               -           (102)
   Payments received from contract
     owners                                               -            -               -               -      1,654,000





   Transfers between sub-accounts, net                    -            -               -               -              -
   Transfers for contract benefits,
     terminations and insurance charges                   -            -               -               -        (18,536)
                                                 -----------  -----------  --------------  --------------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                                   100          100             100             100      1,637,362
                                                 -----------  -----------  --------------  --------------  -------------

       Net increase (decrease) in net
         assets                                         141          110             108             123      1,752,122

Net assets at beginning of period                         -            -               -               -              -
                                                 -----------  -----------  --------------  --------------  -------------
Net assets at end of period                    $        141          110             108             123      1,752,122
                                                 ===========  ===========  ==============  ==============  =============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(1)   ORGANIZATION
      Cova Variable Life Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (CFLIC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable life insurance policies issued by CFLIC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable life insurance policies offered for sale by CFLIC.


    Cova Series Trust (Trust)                                    10 portfolios
    General American Capital Company (GACC)                       1 portfolio
    Russell Insurance Funds (Russell)                             5 portfolios
    AIM Variable Insurance Funds, Inc. (AIM)                      3 portfolios
    Alliance Variable Products Series Fund, Inc. (Alliance)       2 portfolios
    Liberty Variable Investment Trust (Liberty)                   1 portfolio





    Goldman Sachs Variable Insurance Trust (Goldman Sachs)        3 portfolios
    Kemper Variable Series (Kemper)                               3 portfolios
    MFS Variable Insurance Trust (MFS)                            5 portfolios
    Oppenheimer Variable Account Funds (Oppenheimer)              5 portfolios
    Putnam Variable Trust (Putnam)                                5 portfolios
    Franklin Templeton Variable Insurance Products
         Trust (Templeton)                                        7 portfolios


(2)   SIGNIFICANT ACCOUNTING POLICIES
      (A) INVESTMENT VALUATION
          Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

      (B) REINVESTMENT OF DISTRIBUTIONS
          With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

          GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

      (C) FEDERAL INCOME TAXES
          The operations of the Separate Account are included in the federal income tax return of CFLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life insurance policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable life insurance policies.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited

(3)   SEPARATE ACCOUNT EXPENSES
      For flexible premium variable universal life policies, CFLIC deducts a daily charge from the net assets of the Separate Account sub-accounts for the assumption of mortality and expense risks. The daily charge is equivalent on an annual basis to 0.55% for the first 10 policy years, 0.45% for policy years 11-20 and 0.35% thereafter.


(4)   CONTRACT CHARGES AND FEES
      There are contract charges and fees associated with the variable life insurance policies CFLIC deducts from the policy account value that reduce the return on investment. CFLIC sells single premium variable life (SPVL) and flexible premium variable universal life (FPVL) policies and the contract charges and fees vary.

      The insurance charges for SPVL policies include mortality and expense risk, administrative, tax expense and cost of insurance. These charges are deducted from the policy account value on a monthly basis. Withdrawals during the first 10 years may be subject to a contingent deferred sales charge. In addition, CFLIC deducts a deferred premium tax charge on premium surrendered during the first 10 years. CFLIC charges a $30 annual contract maintenance fee on policies with values less than $50,000. Subject to certain restrictions, policy owners may transfer accumulated value between the available Separate Account sub-accounts. CFLIC deducts a transfer fee on each transfer in excess of twelve transfers during a policy year. Transfers made in a dollar cost averaging program are not subject to the transfer fee. The insurance charges and fees are explained in the product prospectus.

      The insurance charges for FPVL policies include tax expense, selection and expense, monthly policy charge, cost of insurance and the charges for additional benefit riders. These charges are deducted from the policy account value on a monthly basis. CFLIC deducts a sales charge from each premium payment. In addition, CFLIC will deduct a contingent deferred sales charge during the first 10 years if certain conditions occur. Subject to certain restrictions, policy owners may transfer or withdraw accumulated value between the available Separate Account sub-accounts and the General Account. CFLIC deducts a fee on each transfer or withdrawal in excess of twelve transfers and withdrawals during a policy year. The insurance charges and fees are explained in the product prospectus.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited

(5)   COST BASIS OF INVESTMENTS
      The cost basis of each sub-account's investment follows:


      Cova Lord Abbett Growth and Income         $ 347,310            Kemper Small Cap Growth                        $ 100
      Cova Bond Debenture                          174,532            Kemper Small Cap Value                           100
      Cova Developing Growth                           210            Kemper Government Securities                     100
      Cova Large Cap Research                      131,764            MFS Research                                     100
      Cova Mid-Cap Value                            64,426            MFS Growth with Income                           100
      Cova Quality Bond                                214            MFS Emerging Growth                              100
      Cova Small Cap Stock                          96,373            MFS High Income                                  100
      Cova Large Cap Stock                         567,487            MFS Global Governments                           100
      Cova Select Equity                           243,440            Oppenheimer Capital Appreciation                 100
      Cova International Equity                    157,011            Oppenheimer Main Street Growth & Income          100
      GACC Money Market                              1,426            Oppenheimer High Income                          100
      Russell Multi-Style Equity                       100            Oppenheimer Bond                                 100
      Russell Aggressive Equity                        100            Oppenheimer Strategic Bond                       100
      Russell Non-US                                   100            Putnam VT Growth and Income                      100
      Russell Core Bond                                100            Putnam VT New Value                              100
      Russell Real Estate Securities                   100            Putnam VT Vista                                  100
      AIM V.I. Value                               159,520            Putnam VT International Growth                   100
      AIM V.I. Capital Appreciation                 32,159            Putnam VT International New Opportunities        100
      AIM V.I. International Equity                    200            Templeton Global Income Securities               106
      Alliance Premier Growth                          105            Franklin Small Cap                             9,796
      Alliance Real Estate Investment                  104            Templeton Growth Securities                   45,989
      Liberty Newport Tiger Fund, Variable             100            Templeton International Securities               215
      Goldman Sachs Growth and Income                  100            Templeton Developing Markets Securities          100
      Goldman Sachs International Equity               100            Templeton Mutual Shares Securities               100
      Goldman Sachs Global Income                      100            Franklin Large Cap Growth Securities             108
                                                                                                               ------------
                                                                                                               $ 2,035,395
                                                                                                               ============

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE

                                                                               Sub-account
                                                        Commenced       Accumulation Unit Value
                                                                       --------------------------
                                                       Operations       6/30/00       12/31/99





                                                       ------------    -----------   -----------

      Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income               04/29/99      12.178101     12.448204
         Cova Bond Debenture                              04/29/99      10.765079     10.614338
         Cova Developing Growth                           07/17/99      11.720493     13.050371
         Cova Large Cap Research                          07/12/99      13.113251     13.771430
         Cova Mid-Cap Value                               07/12/99      11.915384     10.119059
         Cova Quality Bond                                07/19/99      10.935050     10.551764
         Cova Small Cap Stock                             04/29/99      12.954078     12.850204
         Cova Large Cap Stock                             04/29/99      13.975272     14.283064
         Cova Select Equity                               06/29/99      12.473352     12.600289
         Cova International Equity                        05/04/99      13.021727     13.571289
         GACC Money Market                                03/01/99      11.351072     11.013039
         AIM V.I. Value                                   05/03/99      11.742562     11.774189
         AIM V.I. Capital Appreciation                    05/03/99      15.072152     13.925402
         AIM V.I. International Equity                    05/01/00       9.699112             -
         Templeton Global Income Securities               07/19/99      10.078554      9.970060
         Franklin Small Cap                               07/19/99      14.756923     14.136079
         Templeton Growth Securities                      07/19/99      11.398217     11.011283
         Templeton International Securities               07/19/99      10.889422     10.827249
         Franklin Large Cap Growth Securities             07/19/99      13.758849     12.333825

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE
                                                                             Sub-account                  Sub-account
                                                                            Accumulation Unit            Accumulation Unit
                                                        Commenced     Net Assets (in thousands)           Total Return
                                                                      --------------------------    -------------------------
                                                       Operations       6/30/00      12/31/99        6/30/00       12/31/99
                                                       ------------   ------------  ------------    -----------   -----------

      Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income               04/29/99            345             -         -2.17%         4.60%
         Cova Bond Debenture                              04/29/99            169             -          1.42%         0.70%
         Cova Developing Growth                           07/17/99              -             -        -10.19%        12.75%
         Cova Large Cap Research                          07/12/99            125             -         -4.78%         9.95%
         Cova Mid-Cap Value                               07/12/99             71             -         17.75%        -5.60%
         Cova Quality Bond                                07/19/99              -             -          3.63%        -0.23%
         Cova Small Cap Stock                             04/29/99            125             -          0.81%        44.89%
         Cova Large Cap Stock                             04/29/99            533             -         -2.15%         6.90%





         Cova Select Equity                               06/29/99            218             -         -1.01%        -0.35%
         Cova International Equity                        05/04/99            157             -         -4.05%        20.84%
         GACC Money Market                                03/01/99              1             -          3.07%         4.34%
         AIM V.I. Value                                   05/03/99            163             -         -0.27%        17.74%
         AIM V.I. Capital Appreciation                    05/03/99             41             -          8.23%        28.36%
         AIM V.I. International Equity                    05/01/00              -             -         -3.01%             -
         Templeton Global Income Securities               07/19/99              -             -          1.09%        -0.30%
         Franklin Small Cap                               07/19/99              8             -          4.39%        41.36%
         Templeton Growth Securities                      07/19/99             40             -          3.51%        10.11%
         Templeton International Securities               07/19/99              -             -          0.57%         8.27%
         Franklin Large Cap Growth Securities             07/19/99              -             -         11.55%        23.34%

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                              Sub-account
                                                        Commenced       Accumulation Unit Value
                                                                       ------------------------
                                                       Operations       6/30/00       12/31/99
                                                       ------------    -----------   -----------

      Flexible premium variable universal life policies (FPVL):
         Cova Lord Abbett Growth and Income               05/01/00       9.723262             -
         Cova Bond Debenture                              05/01/00      10.060863             -
         Cova Developing Growth                           05/01/00       9.585406             -
         Cova Large Cap Research                          05/01/00       9.746632             -
         Cova Mid-Cap Value                               05/01/00      10.306919             -
         Cova Quality Bond                                05/01/00      10.174491             -
         Cova Small Cap Stock                             05/01/00      10.401447             -
         Cova Large Cap Stock                             05/01/00       9.746632             -
         Cova Select Equity                               05/01/00       9.862256             -
         Cova International Equity                        05/01/00       9.992277             -
         GACC Money Market                                11/29/99      10.327135     10.047103
         Russell Multi-Style Equity                       05/01/00       9.839318             -
         Russell Aggressive Equity                        05/01/00       9.924708             -
         Russell Non-US                                   05/01/00      10.044600             -
         Russell Core Bond                                05/01/00      10.187476             -
         Russell Real Estate Securities                   05/01/00      10.276129             -
         AIM V.I. Value                                   05/01/00       9.424010             -
         AIM V.I. Capital Appreciation                    05/01/00      10.194834             -
         AIM V.I. International Equity                    05/01/00       9.690339             -





         Alliance Premier Growth                          05/01/00       9.805973             -
         Alliance Real Estate Investment                  05/01/00      10.380389             -
         Liberty Newport Tiger Fund, Variable             05/01/00      10.430572             -
         Goldman Sachs Growth and Income                  05/01/00       9.963734             -
         Goldman Sachs International Equity               05/01/00       9.990964             -
         Goldman Sachs Global Income                      05/01/00      10.110501             -
         Kemper Small Cap Growth                          05/01/00      10.313208             -
         Kemper Small Cap Value                           05/01/00       9.863794             -
         Kemper Government Securities                     05/01/00      10.200453             -
         MFS Research                                     05/01/00      10.042841             -
         MFS Growth with Income                           05/01/00      10.009910             -
         MFS Emerging Growth                              05/01/00       9.809074             -
         MFS High Income                                  05/01/00      10.000426             -
         MFS Global Governments                           05/01/00      10.223319             -
         Oppenheimer Capital Appreciation                 05/01/00       9.938508             -
         Oppenheimer Main Street Growth & Income          05/01/00       9.935662             -
         Oppenheimer High Income                          05/01/00      10.085815             -
         Oppenheimer Bond                                 05/01/00      10.179298             -
         Oppenheimer Strategic Bond                       05/01/00      10.143666             -
         Putnam VT Growth and Income                      05/01/00       9.784413             -
         Putnam VT New Value                              05/01/00      10.088674             -
         Putnam VT Vista                                  05/01/00      10.161851             -
         Putnam VT International Growth                   05/01/00      10.187588             -
         Putnam VT International New Opportunities        05/01/00       9.160794             -
         Franklin Small Cap                               05/01/00      10.489358             -
         Templeton International Securities               05/01/00      10.594502             -
         Templeton Developing Markets Securities          05/01/00       9.852198             -
         Templeton Mutual Shares Securities               05/01/00       9.866570             -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED
                                                                            Sub-account                 Sub-account
                                                                         Accumulation Unit            Accumulation Unit
                                                        Commenced    Net Assets (in thousands)           Total Return
                                                                     --------------------------    -------------------------
                                                       Operations      6/30/00      12/31/99        6/30/00       12/31/99
                                                       ------------  ------------  ------------    -----------   -----------

      Flexible premium variable universal life policies (FPVL):
         Cova Lord Abbett Growth and Income               05/01/00             -             -         -2.77%             -
         Cova Bond Debenture                              05/01/00             -             -          0.61%             -





         Cova Developing Growth                           05/01/00             -             -         -4.15%             -
         Cova Large Cap Research                          05/01/00             -             -         -2.53%             -
         Cova Mid-Cap Value                               05/01/00             -             -          3.07%             -
         Cova Quality Bond                                05/01/00             -             -          1.74%             -
         Cova Small Cap Stock                             05/01/00             -             -          4.01%             -
         Cova Large Cap Stock                             05/01/00             -             -         -2.53%             -
         Cova Select Equity                               05/01/00             -             -         -1.38%             -
         Cova International Equity                        05/01/00             -             -         -0.08%             -
         GACC Money Market                                11/29/99             -             -          2.79%         0.47%
         Russell Multi-Style Equity                       05/01/00             -             -         -1.61%             -
         Russell Aggressive Equity                        05/01/00             -             -         -0.75%             -
         Russell Non-US                                   05/01/00             -             -          0.45%             -
         Russell Core Bond                                05/01/00             -             -          1.87%             -
         Russell Real Estate Securities                   05/01/00             -             -          2.76%             -
         AIM V.I. Value                                   05/01/00             -             -         -5.76%             -
         AIM V.I. Capital Appreciation                    05/01/00             -             -          1.95%             -
         AIM V.I. International Equity                    05/01/00             -             -         -3.10%             -
         Alliance Premier Growth                          05/01/00             -             -         -1.94%             -
         Alliance Real Estate Investment                  05/01/00             -             -          3.80%             -
         Liberty Newport Tiger Fund, Variable             05/01/00             -             -          4.31%             -
         Goldman Sachs Growth and Income                  05/01/00             -             -         -0.36%             -
         Goldman Sachs International Equity               05/01/00             -             -         -0.09%             -
         Goldman Sachs Global Income                      05/01/00             -             -          1.11%             -
         Kemper Small Cap Growth                          05/01/00             -             -          3.13%             -
         Kemper Small Cap Value                           05/01/00             -             -         -1.36%             -
         Kemper Government Securities                     05/01/00             -             -          2.00%             -
         MFS Research                                     05/01/00             -             -          0.43%             -
         MFS Growth with Income                           05/01/00             -             -          0.10%             -
         MFS Emerging Growth                              05/01/00             -             -         -1.91%             -
         MFS High Income                                  05/01/00             -             -          0.00%             -
         MFS Global Governments                           05/01/00             -             -          2.23%             -
         Oppenheimer Capital Appreciation                 05/01/00             -             -         -0.61%             -
         Oppenheimer Main Street Growth & Income          05/01/00             -             -         -0.64%             -
         Oppenheimer High Income                          05/01/00             -             -          0.86%             -
         Oppenheimer Bond                                 05/01/00             -             -          1.79%             -
         Oppenheimer Strategic Bond                       05/01/00             -             -          1.44%             -
         Putnam VT Growth and Income                      05/01/00             -             -         -2.16%             -
         Putnam VT New Value                              05/01/00             -             -          0.89%             -
         Putnam VT Vista                                  05/01/00             -             -          1.62%             -
         Putnam VT International Growth                   05/01/00             -             -          1.88%             -
         Putnam VT International New Opportunities        05/01/00             -             -         -8.39%             -
         Franklin Small Cap                               05/01/00             -             -          4.89%             -
         Templeton International Securities               05/01/00             -             -          5.95%             -
         Templeton Developing Markets Securities          05/01/00             -             -         -1.48%             -
         Templeton Mutual Shares Securities               05/01/00             -             -         -1.33%             -

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited

(7) REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ending June 30, 2000 and the year ending December 31, 1999 follows:

                                                                                        Realized Gain (Loss)
                                                              ---------------------------------------------------------------------
                                                                   Aggregate             Aggregate Cost
                                                 Year or       Proceeds from Sales      of Portfolio Shares           Realized
                                                  Period       of Portfolio Shares          Redeemed                Gain (Loss)
                                                -----------   -------------------      -------------------       ------------------


       Cova Lord Abbett Growth and Income             2000               $ 3,084                  $ 3,015                     $ 69
                                                      1999                 1,940                    1,990                      (50)

       Cova Bond Debenture                            2000                 1,700                    1,660                       40
                                                      1999                   727                      725                        2

       Cova Developing Growth                         2000                     -                        -                        -
                                                      1999                     -                        -                        -

       Cova Large Cap Research                        2000                 1,352                    1,293                       59
                                                      1999                 1,159                    1,172                      (13)

       Cova Mid-Cap Value                             2000                   766                      752                       14
                                                      1999                   715                      761                      (46)

       Cova Quality Bond                              2000                     -                        -                        -
                                                      1999                     -                        -                        -

       Cova Small Cap Stock                           2000                 8,765                    5,446                    3,319
                                                      1999                 1,150                    1,073                       77

       Cova Large Cap Stock                           2000                15,871                   16,097                     (226)
                                                      1999                 3,539                    3,655                     (116)

       Cova Select Equity                             2000                10,975                   11,889                     (914)
                                                      1999                 1,195                    1,362                     (167)

       Cova International Equity                      2000                 1,490                    1,368                      122
                                                      1999                 1,062                    1,031                       31

       GACC Money Market                              2000               581,894                  575,139                    6,755
                                                      1999             1,342,862                1,336,722                    6,140

       Russell Multi-Style Equity                     2000                     -                        -                        -
                                                      1999                     -                        -                        -





       Russell Aggressive Equity                      2000                     -                        -                        -
                                                      1999                     -                        -                        -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                           Realized Gain (Loss)
                                                               ---------------------------------------------------------------------
                                                                    Aggregate             Aggregate Cost
                                               Year or         Proceeds from Sales        of Fund Shares               Realized
                                                Period           of Fund Shares              Redeemed                Gain (Loss)
                                               ----------      -------------------      -------------------       ------------------


       Russell Non-US                               2000                      $ -                      $ -                      $ -
                                                    1999                        -                        -                        -

       Russell Core Bond                            2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Russell Real Estate Securities               2000                        -                        -                        -
                                                    1999                        -                        -                        -

       AIM V.I. Value                               2000                    1,640                    1,572                       68
                                                    1999                      246                      240                        6

       AIM V.I. Capital Appreciation Fund           2000                      426                      327                       99
                                                    1999                      134                      117                       17

       AIM V.I. International Equity                2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Alliance Premier Growth                      2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Alliance Real Estate Investment              2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Liberty Newport Tiger Fund, Variable         2000                        -                        -                        -
                                                    1999                        -                        -                        -






       Goldman Sachs Growth and Income              2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Goldman Sachs International Equity           2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Goldman Sachs Global Income                  2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Kemper Small Cap Growth                      2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Kemper Small Cap Value                       2000                        -                        -                        -
                                                    1999                        -                        -                        -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                         Realized Gain (Loss)
                                                               ---------------------------------------------------------------------
                                                                    Aggregate             Aggregate Cost
                                               Year or         Proceeds from Sales        of Fund Shares               Realized
                                                Period           of Fund Shares              Redeemed                Gain (Loss)
                                               ----------      -------------------      -------------------       ------------------


       Kemper Government Securities                 2000                      $ -                      $ -                      $ -
                                                    1999                        -                        -                        -

       MFS Research                                 2000                        -                        -                        -
                                                    1999                        -                        -                        -

       MFS Growth with Income                       2000                        -                        -                        -
                                                    1999                        -                        -                        -

       MFS Emerging Growth                          2000                        -                        -                        -
                                                    1999                        -                        -                        -

       MFS High Income                              2000                        -                        -                        -
                                                    1999                        -                        -                        -






       MFS Global Governments                       2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Oppenheimer Capital Appreciation             2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Oppenheimer Main Street Growth & Income      2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Oppenheimer High Income                      2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Oppenheimer Bond                             2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Oppenheimer Strategic Bond                   2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Putnam VT Growth and Income                  2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Putnam VT New Value                          2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Putnam VT Vista                              2000                        -                        -                        -
                                                    1999                        -                        -                        -

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                        Realized Gain (Loss)
                                                               ---------------------------------------------------------------------
                                                                    Aggregate             Aggregate Cost
                                                 Year or       Proceeds from Sales        of Fund Shares              Realized
                                                  Period         of Fund Shares              Redeemed                Gain (Loss)
                                                 ----------    -------------------      -------------------       ------------------


       Putnam VT International Growth                 2000                    $ -                      $ -                      $ -
                                                      1999                      -                        -                        -

       Putnam VT International New Opportunities      2000                      -                        -                        -





                                                      1999                      -                        -                        -

       Templeton Global Income Securities             2000                      -                        -                        -
                                                      1999                      -                        -                        -

       Franklin Small Cap                             2000                     55                       65                      (10)
                                                      1999                      -                        -                        -

       Templeton Growth Securities                    2000                    388                      426                      (38)
                                                      1999                      -                        -                        -

       Templeton International Securities             2000                      -                        -                        -
                                                      1999                      -                        -                        -

       Templeton Developing Markets Securities        2000                      -                        -                        -
                                                      1999                      -                        -                        -

       Templeton Mutual Shares Securities             2000                      -                        -                        -
                                                      1999                      -                        -                        -

       Franklin Large Cap Growth Securities           2000                      -                        -                        -
                                                      1999                      -                        -                        -




COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION:

                                                                              Unrealized Appreciation (Depreciation)
                                                          ---------------------------------------------------------------------
                                                             Appreciation             Appreciation
                                          Year or           (Depreciation)           (Depreciation)
                                           Period            End of Period         Beginning of Period              Change
                                          ----------      -------------------      -----------------------       --------------


       Cova Lord Abbett Growth and Income      2000                 $ (2,662)                 $ 6,653                 $ (9,315)
                                               1999                    6,653                        -                    6,653

       Cova Bond Debenture                     2000                   (5,718)                   3,004                   (8,722)
                                               1999                    3,004                        -                    3,004





       Cova Developing Growth                  2000                      (15)                      13                      (28)
                                               1999                       13                        -                       13

       Cova Large Cap Research                 2000                   (6,667)                  10,559                  (17,226)
                                               1999                   10,559                        -                   10,559

       Cova Mid-Cap Value                      2000                    6,370                   (3,680)                  10,050
                                               1999                   (3,680)                       -                   (3,680)

       Cova Quality Bond                       2000                       (9)                      (2)                      (7)
                                               1999                       (2)                       -                       (2)

       Cova Small Cap Stock                    2000                   28,693                   34,574                   (5,881)
                                               1999                   34,574                        -                   34,574

       Cova Large Cap Stock                    2000                  (34,794)                  16,032                  (50,826)
                                               1999                   16,032                        -                   16,032

       Cova Select Equity                      2000                  (25,219)                 (10,304)                 (14,915)
                                               1999                  (10,304)                       -                  (10,304)

       Cova International Equity               2000                       69                   16,888                  (16,819)
                                               1999                   16,888                        -                   16,888

       GACC Money Market                       2000                       15                    3,725                   (3,710)
                                               1999                    3,725                        -                    3,725

       Russell Multi-Style Equity              2000                       (2)                       -                       (2)
                                               1999                        -                        -                        -

       Russell Aggressive Equity               2000                       (1)                       -                       (1)
                                               1999                        -                        -                        -

       Russell Non-US                          2000                        1                        -                        1
                                               1999                        -                        -                        -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                               Unrealized Appreciation (Depreciation)
                                                             ---------------------------------------------------------------------
                                                                Appreciation             Appreciation
                                             Year or           (Depreciation)           (Depreciation)





                                              Period            End of Period          Beginning of Period              Change
                                             ----------      -------------------      -----------------------      ---------------


       Russell Core Bond                          2000                      $ 2                      $ -                      $ 2
                                                  1999                        -                        -                        -

       Russell Real Estate Securities             2000                        3                        -                        3
                                                  1999                        -                        -                        -

       AIM V.I. Value                             2000                    3,431                    4,069                     (638)
                                                  1999                    4,069                        -                    4,069

       AIM V.I. Capital Appreciation Fund         2000                    9,273                    6,608                    2,665
                                                  1999                    6,608                        -                    6,608

       AIM V.I. International Equity             2,000                       (6)                       -                       (6)
                                                 1,999                        -                        -                        -

       Alliance Premier Growth                    2000                       (7)                       -                       (7)
                                                  1999                        -                        -                        -

       Alliance Real Estate Investment            2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Liberty Newport Tiger Fund, Variable       2000                        4                        -                        4
                                                  1999                        -                        -                        -

       Goldman Sachs Growth and Income            2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Goldman Sachs International Equity         2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Goldman Sachs Global Income                2000                        1                        -                        1
                                                  1999                        -                        -                        -

       Kemper Small Cap Growth                    2000                        3                        -                        3
                                                  1999                        -                        -                        -

       Kemper Small Cap Value                     2000                       (1)                       -                       (1)
                                                  1999                        -                        -                        -

       Kemper Government Securities               2000                        2                        -                        2
                                                  1999                        -                        -                        -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000

Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                               Unrealized Appreciation (Depreciation)
                                                              --------------------------------------------------------------------
                                                                Appreciation             Appreciation
                                                 Year or       (Depreciation)           (Depreciation)
                                                  Period        End of Period         Beginning of Period                Change
                                                -----------   ------------------      -----------------------       --------------


       MFS Research                                   2000                  $ 1                      $ -                      $ 1
                                                      1999                    -                        -                        -

       MFS Growth with Income                         2000                    -                        -                        -
                                                      1999                    -                        -                        -

       MFS Emerging Growth                            2000                   (2)                       -                       (2)
                                                      1999                    -                        -                        -

       MFS High Income                                2000                    -                        -                        -
                                                      1999                    -                        -                        -

       MFS Global Governments                         2000                    2                        -                        2
                                                      1999                    -                        -                        -

       Oppenheimer Capital Appreciation               2000                   (1)                       -                       (1)
                                                      1999                    -                        -                        -

       Oppenheimer Main Street Growth & Income        2000                   (1)                       -                       (1)
                                                      1999                    -                        -                        -

       Oppenheimer High Income                        2000                    1                        -                        1
                                                      1999                    -                        -                        -

       Oppenheimer Bond                               2000                    2                        -                        2
                                                      1999                    -                        -                        -

       Oppenheimer Strategic Bond                     2000                    2                        -                        2
                                                      1999                    -                        -                        -

       Putnam VT Growth and Income                    2000                   (2)                       -                       (2)
                                                      1999                    -                        -                        -

       Putnam VT New Value                            2000                    1                        -                        1
                                                      1999                    -                        -                        -






       Putnam VT Vista                                2000                    2                        -                        2
                                                      1999                    -                        -                        -

       Putnam VT International Growth                 2000                    2                        -                        2
                                                      1999                    -                        -                        -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                Unrealized Appreciation (Depreciation)
                                                               --------------------------------------------------------------------
                                                                 Appreciation             Appreciation
                                                  Year or       (Depreciation)           (Depreciation)
                                                   Period        End of Period          Beginning of Period          Change
                                                  ----------   ------------------      --------------------      ------------------


       Putnam VT International New Opportunities       2000                 $ (8)                     $ -                     $ (8)
                                                       1999                    -                        -                        -

       Templeton Global Income Securities              2000                   (5)                       -                       (5)
                                                       1999                    -                        -                        -

       Franklin Small Cap                              2000               (1,245)                      41                   (1,286)
                                                       1999                   41                        -                       41

       Templeton Growth Securities                     2000               (5,711)                      10                   (5,721)
                                                       1999                   10                        -                       10

       Templeton International Securities              2000                    -                        8                       (8)
                                                       1999                    8                        -                        8

       Templeton Developing Markets Securities         2000                   (1)                       -                       (1)
                                                       1999                    -                        -                        -

       Templeton Mutual Shares Securities              2000                   (1)                       -                       (1)
                                                       1999                    -                        -                        -

       Franklin Large Cap Growth Securities            2000                   30                       23                        7
                                                       1999                   23                        -                       23







COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(8)   ACCUMULATION UNITS OUTSTANDING

                                                         6/30/00            12/31/99
                                                     -----------------  -----------------

      Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income                    28,293             17,211
         Cova Bond Debenture                                   15,672             10,240
         Cova Developing Growth                                     9                  9
         Cova Large Cap Research                                9,532              8,504
         Cova Mid-Cap Value                                     5,933              6,003
         Cova Quality Bond                                         10                  9
         Cova Small Cap Stock                                   9,647             10,224
         Cova Large Cap Stock                                  38,110             31,535
         Cova Select Equity                                    17,487             11,048
         Cova International Equity                             12,055              8,926
         GACC Money Market                                        118             28,826
         AIM V.I. Value                                        13,869              5,407
         AIM V.I. Capital Appreciation                          2,742              1,951
         AIM V.I. International Equity                             10                  -
         Templeton Global Income Securities                        10                 10
         Franklin Small Cap                                       572                 10
         Templeton Growth Securities                            3,534                 10
         Templeton International Securities                        10                 10
         Franklin Large Cap Growth Securities                      10                 10




COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(8)   ACCUMULATION UNITS OUTSTANDING, CONTINUED:





                                                            6/30/00            12/31/99
                                                        -----------------  -----------------

      Flexible premium variable universal life (FPVL):
         Cova Lord Abbett Growth and Income                        10                  -
         Cova Bond Debenture                                       10                  -
         Cova Developing Growth                                    10                  -
         Cova Large Cap Research                                   10                  -
         Cova Mid-Cap Value                                        10                  -
         Cova Quality Bond                                         10                  -
         Cova Small Cap Stock                                      10                  -
         Cova Large Cap Stock                                      10                  -
         Cova Select Equity                                        10                  -
         Cova International Equity                                 10                  -
         GACC Money Market                                         10                 10
         Russell Multi-Style Equity                                10                  -
         Russell Aggressive Equity                                 10                  -
         Russell Non-US                                            10                  -
         Russell Core Bond                                         10                  -
         Russell Real Estate Securities                            10                  -
         AIM V.I. Value                                            10                  -
         AIM V.I. Capital Appreciation                             10                  -
         AIM V.I. International Equity                             10                  -
         Alliance Premier Growth                                   10                  -
         Alliance Real Estate Investment                           10                  -
         Liberty Newport Tiger Fund, Variable                      10                  -
         Goldman Sachs Growth and Income                           10                  -
         Goldman Sachs International Equity                        10                  -
         Goldman Sachs Global Income                               10                  -
         Kemper Small Cap Growth                                   10                  -
         Kemper Small Cap Value                                    10                  -
         Kemper Government Securities                              10                  -
         MFS Research                                              10                  -
         MFS Growth with Income                                    10                  -
         MFS Emerging Growth                                       10                  -
         MFS High Income                                           10                  -
         MFS Global Governments                                    10                  -
         Oppenheimer Capital Appreciation                          10                  -
         Oppenheimer Main Street Growth & Income                   10                  -
         Oppenheimer High Income                                   10                  -
         Oppenheimer Bond                                          10                  -
         Oppenheimer Strategic Bond                                10                  -
         Putnam VT Growth and Income                               10                  -
         Putnam VT New Value                                       10                  -
         Putnam VT Vista                                           10                  -
         Putnam VT International Growth                            10                  -
         Putnam VT International New Opportunities                 10                  -
         Franklin Small Cap                                        10                  -
         Templeton International Securities                        10                  -
         Templeton Developing Markets Securities                   10                  -
         Templeton Mutual Shares Securities                        10                  -










                          COVA FINANCIAL LIFE INSURANCE COMPANY
                  (a wholly owned subsidiary of Cova Financial
                        Services Life Insurance Company)

                                 Balance Sheets




                                                                              JUNE 30,
                                                                                2000            DECEMBER 31,
                                         Assets                             (UNAUDITED)             1999
                                                                          -----------------  -------------------
                                                                                     (IN THOUSANDS)

Investments:
    Debt securities available-for-sale, at fair value
      (cost of $95,350 in 2000 and $101,690 in 1999)                    $           93,911               95,568
    Mortgage loans, net of allowance for potential loan
      loss of $40 in 2000 and 1999                                                   5,296                5,439
    Policy loans                                                                     1,040                  938
                                                                          -----------------  -------------------

             Total investments                                                     100,247              101,945

Cash and cash equivalents - interest-bearing                                         6,655                  751
Cash - noninterest-bearing                                                           1,571                1,448
Accrued investment income                                                            1,764                1,624
Deferred policy acquisition costs                                                    1,313               15,093
Present value of future profits                                                         --                1,740
Value of business acquired                                                          20,474                   --
Goodwill                                                                             2,860                1,631
Deferred tax asset, net                                                                185                1,232
Receivable from OakRe                                                                5,866               18,890
Federal and state income taxes recoverable                                              75                   75
Reinsurance receivables                                                                 89                    9
Other assets                                                                            21                   24
Separate account assets                                                            199,798              186,040
                                                                          -----------------  -------------------

             Total assets                                               $          340,918              330,502
                                                                          =================  ===================






See accompanying notes to unaudited financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Balance Sheets, Continued




                                                                                              JUNE 30,
                                                                                                2000            DECEMBER 31,
                         Liabilities and Shareholder's Equity                                (UNAUDITED)            1999
                                                                                           ----------------  -------------------
                                                                                                      (IN THOUSANDS)

Policyholder deposits                                                                    $         105,610              116,184
Future policy benefits                                                                               6,680                6,707
Payable on purchase of securities                                                                    1,755                   85
Accounts payable and other liabilities                                                               1,618                1,589
Future purchase price payable to OakRe                                                                  74                  172
Guaranty fund assessments                                                                            1,100                1,100
Separate account liabilities                                                                       199,786              186,035
                                                                                           ----------------  -------------------

             Total liabilities                                                                     316,623              311,872
                                                                                           ----------------  -------------------

Shareholder's equity:
    Common stock, $233.34 par value, (authorized
      30,000 shares; issued and outstanding
      12,000 shares in 2000 and 1999)                                                                2,800                2,800
    Additional paid-in capital                                                                      21,679               15,523
    Retained earnings                                                                                   97                1,993
    Accumulated other comprehensive loss,
      net of tax                                                                                      (281)              (1,686)
                                                                                           ----------------  -------------------

             Total shareholder's equity                                                             24,295               18,630
                                                                                           ----------------  -------------------

             Total liabilities and shareholder's equity                                  $         340,918              330,502
                                                                                           ================  ===================


See accompanying notes to unaudited financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                        Statements of Income (Unaudited)




                                                                  SIX MONTHS ENDED                THREE MONTHS ENDED
                                                                       JUNE 30,                          JUNE 30,
                                                                2000             1999             2000             1999
                                                           ---------------  ---------------  ---------------  ---------------
                                                                                    (IN THOUSANDS)

Revenues:
    Premiums                                             $            249            1,448              250            1,273
    Net investment income                                           4,349            3,855            2,193            1,956
    Net realized losses on sales of investments                       (31)              (4)             (36)             (42)
    Separate account fees                                           1,372            1,004              708              537
    Other income                                                      133              160               93               78
                                                           ---------------  ---------------  ---------------  ---------------

             Total revenues                                         6,072            6,463            3,208            3,802
                                                           ---------------  ---------------  ---------------  ---------------

Benefits and expenses:
    Interest on policyholder deposits                               2,854            2,953            1,453            1,481
    Current and future policy benefits                                505            1,694              354            1,430
    Operating and other expenses                                      799              363              489               76
    Amortization of purchased intangible
      assets                                                        1,720              122              903               61
    Amortization of deferred policy
      acquisition costs                                                 2              766               (1)             577
                                                           ---------------  ---------------  ---------------  ---------------

             Total benefits and expenses                            5,880            5,898            3,198            3,625
                                                           ---------------  ---------------  ---------------  ---------------

             Income before income taxes                               192              565               10              177
                                                           ---------------  ---------------  ---------------  ---------------

Income tax expense (benefit):
    Current                                                            --              205               --             (200)
    Deferred                                                           95              (25)              30              255
                                                           ---------------  ---------------  ---------------  ---------------

             Total income tax expense                                  95              180               30               55





                                                           ---------------  ---------------  ---------------  ---------------

             Net income (loss)                           $             97              385              (20)             122
                                                           ===============  ===============  ===============  ===============


See accompanying notes to unaudited financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Shareholder's Equity




                                                                                        JUNE 30,
                                                                                          2000             DECEMBER 31,
                                                                                       (UNAUDITED)             1999
                                                                                     ----------------   -------------------
                                                                                                (IN THOUSANDS)

Common stock, at beginning
    and end of period                                                              $           2,800                 2,800
                                                                                     ----------------   -------------------

Additional paid-in capital:
    Balance at beginning of period                                                            15,523                14,523
    Adjustment to reflect purchase acquisition                                                 3,656                    --
    Capital contribution                                                                       2,500                 1,000
                                                                                     ----------------   -------------------

Balance at end of period                                                                      21,679                15,523
                                                                                     ----------------   -------------------

Retained earnings:
    Balance at beginning of period                                                             1,993                 1,833
    Adjustment to reflect purchase acquisition                                                (1,993)                   --
    Net income                                                                                    97                   160
                                                                                     ----------------   -------------------

Balance at end of period                                                                          97                 1,993
                                                                                     ----------------   -------------------

Accumulated other comprehensive income:
    Balance at beginning of period                                                            (1,686)                  333
    Adjustment to reflect purchase acquisition                                                 1,686                    --





    Change in unrealized depreciation
      of debt securities                                                                      (1,439)               (7,552)
    Deferred federal income tax impact                                                           151                 1,087
    Change in deferred policy acquisition costs
      attributable to unrealized depreciation                                                     --                 3,519
    Change in value of business acquired
      attributable to unrealized depreciation                                                  1,007                   927
                                                                                     ----------------   -------------------

Balance at end of period                                                                        (281)               (1,686)
                                                                                     ----------------   -------------------

             Total shareholder's equity                                            $          24,295                18,630
                                                                                     ================   ===================

Total comprehensive income:
    Net income                                                                     $              97                   160
    Other comprehensive income (loss) (change in net unrealized
      depreciation of debt and equity securities)                                               (281)               (2,019)
                                                                                     ----------------   -------------------

             Total comprehensive income (loss)                                     $            (184)               (1,859)
                                                                                     ================   ===================


See accompanying notes to unaudited financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                      Statements of Cash Flows (Unaudited)




                                                                                       SIX MONTHS ENDED
                                                                                            JUNE 30,
                                                                                      2000         1999
                                                                                    ----------  ------------
                                                                                        (IN THOUSANDS)

Reconciliation of net income to net cash
    provided by (used in) operating activities:
      Net income                                                                  $        97           385
      Adjustments to reconcile net
        income to net cash provided by
        (used in) operating activities:





           Increase in future policy benefits                                             172           405
           Increase in payables and accrued liabilities                                 1,699           863
           Decrease (increase) in accrued investment income                              (140)         (103)
           Amortization of intangible assets and
             deferred policy acquisition costs                                          1,722           888
           Amortization and accretion of
             securities, premiums, and discounts                                         (533)          (10)
           Interest credited to intangible assets and deferred
             policy acquisition costs                                                    (719)         (401)
           Net realized gain on sale of investments                                        31             4
           Interest on policyholder deposits                                            2,854         2,953
           (Decrease) increase in current and
             deferred federal income taxes                                                 95          (340)
           Decrease in recapture commissions payable to OakRe                             (98)          (61)
           Commissions and expenses deferred                                           (1,289)       (1,651)
           Other                                                                          (65)          828
                                                                                    ----------  ------------

             Net cash provided by operating activities                                  3,826         3,760
                                                                                    ----------  ------------

Cash flows from investing activities:
    Cash used in the purchase of
      investment securities                                                            (3,970)      (16,925)
    Proceeds from investment securities                                                 4,722        10,882
      sold and matured
                                                                                    ----------  ------------

             Net cash provided (used) in investing activities                             752        (6,043)
                                                                                    ----------  ------------




                      COVA FINANCIAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                 Statements of Cash Flows (Unaudited), Continued




                                                                                         SIX MONTHS ENDED
                                                                                             JUNE 30,
                                                                                       2000          1999
                                                                                    ------------  ------------
                                                                                          (IN THOUSANDS)






Cash flows from financing activities:
    Policyholder deposits                                                         $      30,022        35,427
    Transfers from OakRe                                                                 13,330         8,836
    Transfer to separate accounts                                                       (22,871)      (23,006)
    Return of policyholder deposits                                                     (21,532)      (19,713)
    Capital contributions received                                                        2,500         1,000
                                                                                    ------------  ------------

             Net cash provided by financing activities                                    1,449         2,544
                                                                                    ------------  ------------

             Increase in cash and cash equivalents                                        6,027           261

Cash and cash equivalents - beginning of period                                           2,199         6,989
                                                                                    ------------  ------------

Cash and cash equivalents - end of period                                         $       8,226         7,250
                                                                                    ============  ============


See accompanying notes to unaudited financial statements.


                      COVA FINANCIAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                Notes To Interim Financial Statements (Unaudited)

                             June 30, 2000 and 1999








(1)    BASIS OF PRESENTATION

       The  interim  financial  statements  for Cova  Financial  Life  Insurance
       Company (the Company) have been prepared on the basis of generally accepted accounting principles (GAAP) and, in the opinion of management, reflect all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of results for such periods. The results of operations and cash flows for any interim period are not necessarily indicative of results for the full year. These financial statements should be read in conjunction with the financial statements as of December 31, 1999 and December 31, 1998, and for each of the years in the three-year period ended December 31, 1999 and related notes thereto, presented elsewhere herein. Interim financial data presented herein are unaudited.

(2)      MERGER

       The Company is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). CFSLIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is a wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC).

       On January 6, 2000, GenAmerica Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash. For the purposes of financial reporting, the Company has accounted for the merger as if it took place on January 1, 2000.

(3)      CHANGE IN ACCOUNTING

       Upon the merger, the Company restated its financial statements in accordance with "push down purchase accounting". The net purchase price of approximately $22 million was allocated to the Company based on the fair values of the acquired assets and liabilities, including the estimated value of business acquired. These allocated values were dependent upon policies in force and market conditions at the time of closing. These allocations are summarized below:

                                                                                        JANUARY 1, 2000
                                                                                      ---------------------
                                                                                         (IN THOUSANDS)

        Total investments                                                              $      101,835
        Cash and cash equivalents                                                               2,199
        Value of business acquired                                                             20,180





        Goodwill                                                                                2,933
        Receivable from OakRe                                                                  18,890
        Deferred tax benefits                                                                     129
        Other assets                                                                            1,732
        Separate account assets                                                               186,040
                                                                                         ---------------

           Total assets acquired                                                              333,938
                                                                                         ---------------

        Policyholder deposits                                                                 116,469
        Future policy benefits                                                                  6,508
        Other liabilities                                                                       2,947
        Separate account liabilities                                                          186,035
                                                                                         ---------------

        Total liabilities assumed                                                             311,959
                                                                                         ---------------

            Adjusted purchase price                                                    $       21,979
                                                                                         ===============


       In addition to revaluing all material tangible assets and liabilities to their respective estimated market values at the merger date, the Company also recorded in its financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the value of business acquired to be derived from the purchased and reinsured business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in shareholder's equity of approximately $3 million on January 1, 2000 reflecting the application of push down purchase accounting. The Company's consolidated financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

(4)    INVESTMENTS

       The Company's investments in debt and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at June 30, 2000 are as follows:








                                                                          JUNE 30, 2000
                                           -----------------------------------------------------------------------------
                                                               GROSS          GROSS         ESTIMATED
                                             AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                               COST            GAINS          LOSSES          VALUE           VALUE
                                           --------------  -------------- --------------- --------------- --------------
                                                                          (IN THOUSANDS)

        Debt securities:
            Corporate securities         $       72,763            613         (1,945)          71,431          71,431
            Mortgage-backed securities            8,966             10            (45)           8,931           8,931
        Asset-backed securities                  13,621            152           (224)          13,549          13,549
                                           --------------  -------------- --------------- --------------- --------------

                Total debt securities            95,350            775         (2,214)          93,911          93,911

        Mortgage loans (net)                      5,296             41              -            5,337           5,296
        Policy loans                              1,040              -              -            1,040           1,040
                                           --------------  -------------- --------------- --------------- --------------

                Total investments        $      101,686            816         (2,214)         100,288         100,247
                                           ==============  ============== =============== =============== ==============

        Company's beneficial interest
            in separate accounts
                                         $           12              -              -               12              12
                                           ==============  ============== =============== =============== ==============


        The Company had one impaired debt security with estimated fair value of approximately $100,000, and all debt securities are income producing at June 30 2000. The Company's valuation allowance for potential losses on mortgage loans is $40,000 at June 30, 2000.

        The amortized cost and estimated fair value of debt securities at June 30, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.







                                                                          JUNE 30, 2000

                                                                   ------------------------------
                                                                                     ESTIMATED
                                                                     AMORTIZED         FAIR
                                                                        COST          VALUE
                                                                   --------------  --------------
                                                                         (IN THOUSANDS)

        Less than one year                                       $        4,191           4,192
        Due after one year through five years                            32,977          31,799
        Due after five years through ten years                           29,879          29,612
        Due after ten years                                               5,716           5,828
        Mortgage-backed securities                                       22,587          22,480
                                                                   --------------  --------------

                      Total                                      $       95,350          93,911
                                                                   ==============  ==============



        At June 30, 2000, approximately 92.2% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 7.8% noninvestment grade debt securities, 5.8% are rated as BB, 1.0% are rated as B, and 1.0 % are rated C and treated as impaired.

        The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:


                                                                        SIX MONTHS ENDED        THREE MONTHS ENDED
                                                                            JUNE 30,                  JUNE 30,
                                                                      2000          1999         2000         1999
                                                                   -----------  ------------- ------------ -----------
                                                                                    (IN THOUSANDS)

        Income on debt securities                                $    4,015         3,565        2,011        1,790
        Income on mortgage loans                                        244           217          121          126
        Income on short-term investments                                 91            96           59           52
        Interest on policy loans                                         39            41           20           21
        Miscellaneous interest                                           18             1           10            1
                                                                   ------------  ------------ ------------ -------------
               Total investment income                                4,407         3,920        2,221        1,990
        Investment expenses                                             (58)          (65)         (28)         (34)
                                                                  ------------  ------------ ------------ -------------
               Net investment income                             $    4,349         3,855        2,193        1,956





                                                                   ============  ============ ============ =============

        Net realized capital losses - debt securities            $      (31)           (4)         (36)         (42)
                                                                   ============  ============ ============ =============


                                                                                    JUNE 30, 2000      DECEMBER 31,
                                                                                      UNAUDITED            1999
                                                                                   ----------------    ---------------
                                                                                              (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Debt securities                                                      $     (1,439)            (6,122)
            Effects on deferred acquisition costs amortization                              -              2,793
            Effects on PVFP amortization                                                    -                735
            Effects on VOBA amortization                                                1,007                  -
                                                                                   -----------------   ---------------
               Unrealized appreciation before income tax                                 (432)            (2,594)
            Unrealized income tax expense                                                 151                908
                                                                                   -----------------   ---------------
               Net change in unrealized appreciation                             $       (281)            (1,686)
                                                                                   =================   ===============



(5)    SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

       The Company does not have any individual security that exceeds 10% of shareholder's equity at June 30, 2000.

(6)    STATUTORY SURPLUS

       As of June 30, 2000, the Company's statutory capital and surplus was $11,119,295. The Company's statutory net losses for the periods ended June 30, 2000 and 1999 were $796,169 and $418,255, respectively.

(7)    RELATED-PARTY TRANSACTIONS

       On October 31, 1999, the Company's affiliate Cova Life Management Company
       (CLMC) purchased the remaining 51% interest in Cova Life Administrative Service Company (CLASC) from another affiliate, Navisys Incorporated, for $1,184,414.

       The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management, which provides investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's ultimate parent, GALIC. Expenses and fees paid to affiliated companies as of June 30, 2000 and 1999 were $629,730 and $489,502 respectively.

(8)    REINSURANCE

       Effective July 25, 1999, the company entered into a modified coinsurance agreement with MetLife. Under the agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a permanent guarantee by MetLife of new and renewed business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife. On January 6, 2000, the Company discontinued ceding new business under the modified coinsurance agreement with MetLife.

(9)    SUBSEQUENT EVENT

       On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe Life Insurance Company (OakRe). On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe.

(10)   OTHER

       Certain 1999 amounts have been reclassified to conform to the 2000 presentation.

                                     PART II

                           UNDERTAKING TO FILE REPORTS

     a. Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority confined in that section.

     b. Pursuant to Investment Company Act Section 26(e), Cova Financial Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

The Bylaws of the Company (Article V, Section 9) provide that:

This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgements, fines, settlements, and other amounts incurred in connection with and proceeding or threatened proceeding brought against such directors or officers in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California Law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling person of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                       CONTENTS OF REGISTRATION STATEMENT

The Registration Statement comprises the papers and documents:


     The facing sheet

     The Prospectus consisting of ___ pages.

     Undertakings to file reports.

     The signatures.

     The following exhibits.

A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

     1.   Resolution of the Board of Directors of the Company*
     2.   Not Applicable
     3.a. Form of Principal Underwriter's Agreement+++
     3.b. Selling Agreement+++
     3.c. Schedules of Commissions+++
     4.   Not Applicable
     5.   Flexible Premium Variable Life Insurance Policy++
     5.a. Accelerated Benefit Rider++
     5.b. Anniversary Partial Withdrawal Rider++
     5.c. Guaranteed Survivor Plus Purchase Option Rider++
     5.d. Lifetime Coverage Rider++
     5.e. Secondary Guarantee Rider++
     5.f. Supplemental Coverage Rider++
     5.g. Waiver of Monthly Deduction Rider++
     5.h. Waiver of Specified Premium Rider++
     6.a. Articles of Incorporation of the Company**
     6.b. Bylaws of the Company**
     7.   Not Applicable
     8.   Not Applicable
     9.a. Form of Fund Participation Agreement by and among AIM Variable
          Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company***
     9.b. Form of Participation Agreement among Templeton Variable Products
          Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Life Insurance Company****
     9.c. Form of Fund Participation  Agreement among Oppenheimer Variable
          Account Funds, OppenheimerFunds, Inc. and Cova Financial Life Insurance Company***
     9.d. Form of Fund Participation Agreement among Putnam Variable Trust,
          Putnam  Mutual  Funds Corp.  and Cova  Financial  Life  Insurance
          Company***
     9.e. Form of Fund Participation Agreement among Investors Fund Series,
          Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Life Insurance Company***
     9.f. Form of  Participation  Agreement  by and between  Goldman  Sachs
          Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Life Insurance Company***
    9.g.  Form  of   Participation   Agreement   among   Liberty   Variable
          Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Life Insurance Company***
    9.h. Form of Fund Participation Agreement among Cova Financial Life Insurance Company, Cova Life Sales Company, Alliance Capital

          Management LP and Alliance Fund Distributors, Inc.+
    9.i. Form of Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and Cova Financial Life Insurance Company***
    9.j. Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Life Insurance Company and Massachusetts Financial Services Company+
    9.k.  Form of Participation   Agreement  among  Variable  Insurance
          Products Fund, Fidelity Distributors Corporation and Cova Financial Life Insurance Company++++
    9.l. Form of Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and
          Cova Financial Life Insurance Company++++
    9.m. Form of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and
          Cova Financial Life Insurance Company++++

     10.  Application Forms++


B.   Opinion and Consent of Counsel@

C.   Consent of Actuary@

D.   Consent of Independent Auditors

*Incorporated by reference to initial Form S-6 filed electronically on October 9, 1997.
**Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 (File No. 333-37559) electronically filed on November 13, 1997.
***Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File No. 333-34817) as filed electronically on February 11, 1998. ****Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 (File No. 333-37559) as filed electronically on April 30, 1999.
+Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4
 (File No. 333-34817) as filed electronically on November 19, 1997. ++Incorporated by reference to Form S-6
(File No. 333-83183) as electronically filed on July 19, 1999.
+++Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 (File No. 333-83183) as electronically filed on October 22, 1999. ++++Incorporated by reference to Post-Effective Amendment No. 6 to Form
N-4 (File No. 33-50174) as electronically on April 29, 1998.
@Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6
(File No. 333-83183) as electronically filed on May 1, 2000.



                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this

Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Oakbrook Terrace and State of Illinois on this 22nd day of August, 2000.

                                      COVA VARIABLE LIFE ACCOUNT FIVE

                                      Registrant

                                 By:  COVA FINANCIAL LIFE INSURANCE COMPANY

                                 By: /s/MARK E. REYNOLDS
                                    ------------------------------
                                         President


                                      COVA FINANCIAL LIFE INSURANCE COMPANY

Attest:



/s/PATRICIA E. GUBBE             By: /s/MARK E. REYNOLDS
                                     -----------------------------
                                         President
Vice President
------------------------
   Title

Pursuant to the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/S/ JAMES A. SHEPHERDSON III                           8/21/00
-------------------------    Chairman of the Board      ------
James A. Shepherdson III     and Director                Date



/S/ MARK E. REYNOLDS       President and Director      8/22/00
-----------------------                                ------
Mark E. Reynolds                                        Date



/S/ GREGORY P. BRAKOVICH                               8/18/00
-------------------------  Director                    ------
Gregory P. Brakovich                                    Date






/S/ J. ROBERT HOPSON       Director                    8/17/00
------------------------                               ------
J. Robert Hopson                                       Date




/S/ E. THOMAS HUGHES, JR.Treasurer and Director     8/21/00
------------------------                            ------
E. Thomas Hughes, Jr.                                Date




-----------------------   Director                  ------
Richard A. Liddy                                     Date


/S/ MATTHEW P. MCCAULEY   Director                  8/21/00
------------------------                            ------
Matthew P. McCauley                                  Date



------------------------  Director                  ------
Bernard J. Spaulding                                 Date


/S/ J. TERRI TANAKA                                 8/17/00
------------------------  Director                  ------
J. Terri Tanaka                                      Date


/S/ PETER L. WITKEWIZ                               8/17/00
------------------------ Controller and Director    ------
Peter L. Witkewiz                                    Date


                                INDEX TO EXHIBITS


EX-99.D      Consent of Independent Auditors